MERRILL LYNCH
MUNICIPAL BOND
FUND, INC.




FUND LOGO




Annual Report

June 30, 1998




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Municipal Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH MUNICIPAL BOND FUND, INC.



Officers and
Directors


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Peter J. Hayes, Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998



DEAR SHAREHOLDER

The Municipal Market Environment

During the three months ended June 30, 1998, long-term tax-exempt revenue bond yields were little changed. Throughout the June quarter, the near absence of inflationary pressures continued to support low interest rates. However, consistently strong domestic economic growth has caused some investors to fear that the Federal Reserve Board will be forced eventually to raise short-term interest rates. Such action would be taken to ensure that the US economy's present rate of growth would decelerate before any inflationary pressures could develop. These concerns pushed bond yields modestly higher by late April.

However, the weakening financial conditions in many Asian countries subsequently calmed investor fears of Federal Reserve Board intervention, and fixed-income prices again moved higher. Long-term uninsured municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, fell approximately 10 basis points (0.10%) to end the June quarter at 5.34%. As in late 1997 and early 1998, US Treasury bond yields benefited from a "flight to quality" as foreign investors were drawn to the relative safe haven of US Government securities. Long-term US Treasury bond yields declined approximately 30 basis points to end the June quarter at 5.62%.

Thus far in 1998, the municipal bond market has experienced unexpectedly strong supply pressures. These supply pressures have prevented tax-exempt bond yields from declining as much as US Treasury bond yields. During the first six months of 1998, more than $145 billion in new tax-exempt bonds were underwritten, an increase of over 50% compared to the same period a year ago. During the quarter ended June 30, 1998, municipalities issued over $75 billion in new securities, an increase of more than 35% compared to the same three-month period in 1997. Additionally, corporate issuers have also viewed current interest rate levels as an opportunity to issue significant amounts of taxable securities. Thus far in 1998, over $500 billion in investment-grade corporate bonds have been underwritten, an increase of more than 70% compared to the same period a year ago. This sizeable corporate bond issuance has tended to both support generally higher fixed-income yields and reduce the demand for tax-exempt bonds.

However, the recent pace of new municipal bond issuance is unlikely to be maintained. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates for 1998 total municipal bond issuance are presently in the $200 billion--$225 billion range. These estimates suggest that recent supply pressures are likely to abate later in the year. Earlier this year, municipal bond investors received approximately $30 billion in coupon payments, bond maturities and proceeds from early redemptions. The demand generated by these assets has helped to offset the increase in supply seen thus far in 1998. Historically, the month of July tends to be a period of strong investor demand as seasonal factors generate strong income flows.

It is also possible that at least some of the recent economic strength seen in the United States will be reversed in the coming months. A particularly mild winter has been partially responsible for a strong housing sector, as well as other construction industries. This past winter's economic strength may have borrowed from future quarters' growth. This recent strong trend may not be sustained and may lead to weaker construction growth later this year. Additionally, strong economic growth in 1997 and the increased use of electronic tax filings have resulted in larger and earlier Federal and state income tax refunds to many individuals. These refunds appear to have supported strong consumer spending in recent months, but may be borrowing against weaker spending later this year.

The continued impact of the Asian financial crisis on the US domestic economy's future growth remains unclear. Current Asian economic conditions continue to reflect ongoing weakness. Recent trade data indicated that reduced US exports to these countries may have lowered US economic growth by as much as 2% in the first quarter of 1998. Since further trade deterioration is possible in the coming months, we do not believe that the Federal Reserve Board will be willing to raise interest rates, barring a dramatic and unexpected resurgence of domestic inflation.

These factors suggest that over the near term, interest rates in general are unlikely to rise by any appreciable amount. Recent supply pressures have caused municipal bond yield ratios to rise relative to US Treasury bond yields. At June 30, 1998, long-term tax-exempt bond yields were at attractive yield ratios relative to US Treasury securities of comparable maturities (over 90%), well in excess of their expected range of 85%-88%. Tax-exempt bond yield ratios rarely exceeded 90% in the 1980s and 1990s. Previous instances have usually been associated with potential changes in Federal tax codes that would have adversely affected the tax-favored status of municipal bonds. The present situation has developed largely because of a temporary supply imbalance. These imbalances should soon be corrected as tax-exempt bond issuance slows from its current rapid pace later this year. Any further pressure on the municipal market may well represent a very attractive investment opportunity.


Fiscal Year in Review

Insured Portfolio and
National Portfolio

During the fiscal year ended June 30, 1998, the municipal market was characterized by restricted price movements within defined trading ranges. Overall, the trend in bond yields declined, yet activity at lower yield levels became stalled as "rate shock" settled in. The municipal market experienced trouble keeping up with the US Treasury market rally this year, resulting in municipal bond yields reaching historically attractive levels (near the 92% level) relative to their Treasury counterparts.

We consistently strove to maintain an above-industry average level of tax-exempt income to shareholders during the fiscal year ended June 30, 1998. In the Insured Portfolio, we maintained our fully invested strategy which enabled us to provide an attractive yield during this year's trend toward lower interest rates. In the National Portfolio, we were able to invest in higher-yielding municipal securities that delivered high current returns. Our primary investment strategy employed over the past fiscal year for both Portfolios was to remain invested and use any dips in market price to restructure the Portfolios more aggressively. Our challenge over the last 12 months was to identify market retracements and to concentrate our buying power when they occurred, either through the ample 1997-1998 new issuance calendar or through the secondary marketplace.

The Insured and National Portfolios' total returns benefited from the overall decline in interest rates since our investments were focused in the long end of the municipal yield curve. At current interest rate levels, where long-term municipal bond yields are near 5%, we began to sell some of the Portfolios' more aggressively structured discount securities. Proceeds from these sales have been concentrated in cash reserves, or in less interest rate-sensitive, income-oriented holdings. Although the fundamental economic backdrop for the municipal market is still quite supportive, we expect municipal bonds to participate only marginally in any further price gains.

Looking ahead, we are likely to follow a slightly less aggressive strategy, since future price gains would be possible only if there is a drastic change in investor expectations regarding the performance of fixed-income securities in the present low interest rate environment. We anticipate keeping the Insured and National Portfolios focused toward delivering a high level of current income without sacrificing credit quality.

Limited Maturity Portfolio

The fiscal year ended June 30, 1998 was a favorable one for interest rates in general as low inflation and fears of the impact from the Asian financial crisis kept Federal Reserve Board policy on hold. During the fourth fiscal quarter ended June 30, 1998, the Limited Maturity Portfolio continued to be aggressively positioned, as it had for most of the recent fiscal year. We maintained cash reserves at approximately 2% of net assets, and the average portfolio maturity was kept at approximately 1.8 years, close to its allowable maximum of 2.0 years. Our aggressive investment strategy over the past 12 months benefited the total returns of the Portfolio and helped it to outperform the average total return of similar limited maturity municipal bond funds.


In Conclusion
We appreciate your ongoing interest in Merrill Lynch Municipal Bond Fund, Inc., and we look forward to serving your investment needs in the months and years to come.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Kenneth A. Jacob)
Kenneth A. Jacob
Vice President and Portfolio Manager



(Walter C. O'Connor)
Walter C. O'Connor
Vice President and Portfolio Manager



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



July 30, 1998




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Insured and National Portfolios. Limited Maturity Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Insured and National Portfolios are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Insured and National Portfolios. Limited Maturity Portfolio is subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Insured and National Portfolios. Limited Maturity Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Insured Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:

                                        6/88          6/98

Insured Portfolio++--
Class A Shares*                       $ 9,600       $20,507

Lehman Brothers Municipal
Bond Index++++                        $10,000       $22,193



A line graph depicting the growth of an investment in the Portfolio's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:


                                      10/21/88**      6/98

Insured Portfolio++--
Class B Shares*                       $10,000       $19,094

Lehman Brothers Municipal
Bond Index++++                        $10,000       $21,263

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The Insured Portfolio invests primarily in long-term, investment-grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/88.



Insured Portfolio's
Class A and
Class B Shares

Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                         Sales Charge   Sales Charge**

Year Ended 6/30/98                         +8.05%         +3.72%
Five Years Ended 6/30/98                   +5.70          +4.84
Ten Years Ended 6/30/98                    +7.89          +7.45

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +7.24%         +3.24%
Five Years Ended 6/30/98                   +4.90          +4.90
Inception (10/21/88) through 6/30/98       +6.90          +6.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Insured Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Portfolio's Class C and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:

                                      10/21/94**      6/98

Insured Portfolio++--
Class C Shares*                       $10,000       $13,029

Insured Portfolio++--
Class D Shares*                       $ 9,600       $12,768

Lehman Brothers Municipal
Bond Index++++                        $10,000       $13,802


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The Insured Portfolio invests primarily in long-term, investment-grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
    The starting date for the Index is from 10/31/94.




Insured Portfolio's
Class C and
Class D Shares

Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +7.05%         +6.05%
Inception (10/21/94) through 6/30/98       +7.43          +7.43

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                         +7.65%         +3.34%
Inception (10/21/94) through 6/30/98       +8.03          +6.84

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.





Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


PERFORMANCE DATA (continued)


National Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Portfolio's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:

                                        6/88          6/98

National Portfolio++--
Class A Shares*                       $ 9,600       $21,033

Lehman Brothers Municipal
Bond Index++++                        $10,000       $22,193



A line graph depicting the growth of an investment in the Portfolio's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:

                                     10/21/88**       6/98

National Portfolio++--
Class B Shares*                       $10,000       $19,486

Lehman Brothers Municipal
Bond Index++++                        $10,000       $21,263

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The National Portfolio invests primarily in long-term, medium- to lower-grade municipal bonds (bonds rated Baa, bonds rated below Baa and bonds unrated of comparable quality) offering higher yields but subject to greater risks than investment-grade municipal bonds.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/88.

    Past performance is not predictive of future performance.



National Portfolio's
Class A and
Class B Shares

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                         +8.36%         +4.03%
Five Years Ended 6/30/98                   +6.26          +5.40
Ten Years Ended 6/30/98                    +8.16          +7.72

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +7.55%         +3.55%
Five Years Ended 6/30/98                   +5.45          +5.45
Inception (10/21/88) through 6/30/98       +7.13          +7.13

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payments of applicable contingent deferred sales charge.



National Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Portfolio's Class C and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index.
Beginning and ending values are:

                                      10/21/94**      6/98

National Portfolio++--
Class C Shares*                       $10,000       $13,284

National Portfolio++--
Class D Shares*                       $ 9,600       $13,016

Lehman Brothers Municipal
Bond Index++++                        $10,000       $13,802


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of operations.
  ++The National Portfolio invests primarily in long-term, medium- to lower-grade municipal bonds (bonds rated Baa, bonds rated below Baa and bonds unrated of comparable quality) offering higher yields but subject to greater risks than investment-grade municipal bonds.
++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/94.

    Past performance is not predictive of future performance.




National Portfolio's
Class C and
Class D Shares

Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +7.49%         +6.49%
Inception (10/21/94) through 6/30/98       +8.00          +8.00

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                         +7.99%         +3.67%
Inception (10/21/94) through 6/30/98       +8.60          +7.40

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Limited Maturity
Portfolio's
Class A and
Class B Shares

Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Portfolio's Class A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and the
Lehman Brothers 3-Year General Obligation Bond Index.
Beginning and ending values are:

                                       6/88           6/98

Limited Maturity Portfolio++--
Class A Shares*                       $9,900        $16,116

Lehman Brothers Municipal
Bond Index++++                        $10,000       $22,193

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000       $17,975



A line graph depicting the growth of an investment in the Portfolio's Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and theLehman Brothers 3-Year General Obligation Bond Index.
Beginning and ending values are:

                                      11/02/92**      6/98

Limited Maturity Portfolio++--
Class B Shares*                       $10,000       $12,264

Lehman Brothers Municipal
Bond Index++++                        $10,000       $15,060

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000       $13,293


[FN]
     *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
    **Commencement of operations.
    ++The Limited Maturity Portfolio invests primarily in investment-grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed 4 years.
  ++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/92.
++++++This unmanaged Index consists of state and local government obligation bonds that mature in 3 years--4 years, rated Baa or better. The starting date for the Index is from 10/31/92.

      Past performance is not predictive of future performance.



Limited Maturity
Portfolio's
Class A and
Class B Shares

Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/98                         +4.26%         +3.22%
Five Years Ended 6/30/98                   +3.84          +3.63
Ten Years Ended 6/30/98                    +4.99          +4.89

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +3.89%         +2.89%
Five Years Ended 6/30/98                   +3.50          +3.50
Inception (11/2/92) through 6/30/98        +3.67          +3.67

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


PERFORMANCE DATA (concluded)


Limited Maturity
Portfolio's
Class C and
Class D Shares

Total Return
Based on a $10,000
Investment


A line graph depicting the growth of an investment in the Portfolio's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index and the Lehman Brothers 3-Year General Obligation Bond Index. Beginning and ending values are:


                                     10/21/94**       6/98

Limited Maturity Portfolio++--
Class C Shares*                       $10,000       $11,527

Limited Maturity Portfolio++--
Class D Shares*                       $ 9,900       $11,564

Lehman Brothers Municipal
Bond Index++++                        $10,000       $13,802

Lehman Brothers 3-Year General
Obligation Bond Index++++++           $10,000       $12,281


[FN]
     *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
    **Commencement of operations.
    ++The Limited Maturity Portfolio invests primarily in investment-grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed 4 years.
  ++++This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years. The starting date for the Index is from 10/31/94.
++++++This unmanaged Index consists of state and local government obligation bonds that mature in 3 years--4 years, rated Baa or better. The starting date for the Index is from 10/31/94.

      Past performance is not predictive of future performance.



Limited Maturity
Portfolio's
Class C and
Class D Shares

Average Annual
Total Return


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 6/30/98                         +3.88%         +2.88%
Inception (10/21/94) through 6/30/98       +3.93          +3.93

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

Year Ended 6/30/98                         +4.16%         +3.12%
Inception (10/21/94) through 6/30/98       +4.30          +4.01

[FN]
*Maximum sales charge is 1%.
**Assuming maximum sales charge.



Recent
Performance
Results*
                                                                                                     Ten Years/
                                                                                                       Since        Standardized
                                                                          12 Month      3 Month       Inception     30-Day Yield
                                                                        Total Return  Total Return   Total Return  As of 6/30/98
ML Municipal Bond Fund, Inc. Insured Portfolio Class A Shares**              +8.05%       +1.29%       +113.64%          4.50%
ML Municipal Bond Fund, Inc. Insured Portfolio Class B Shares**              +7.24        +0.98        + 90.94           3.93
ML Municipal Bond Fund, Inc. Insured Portfolio Class C Shares**              +7.05        +0.97        + 30.29           3.88
ML Municipal Bond Fund, Inc. Insured Portfolio Class D Shares**              +7.65        +1.11        + 32.99           4.26
ML Municipal Bond Fund, Inc. National Portfolio Class A Shares***            +8.36        +1.47        +119.11           4.55
ML Municipal Bond Fund, Inc. National Portfolio Class B Shares***            +7.55        +1.28        + 94.86           3.98
ML Municipal Bond Fund, Inc. National Portfolio Class C Shares***            +7.49        +1.27        + 32.84           3.93
ML Municipal Bond Fund, Inc. National Portfolio Class D Shares***            +7.99        +1.41        + 35.59           4.31
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class A Shares****   +4.26        +0.97        + 62.76           3.55
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class B Shares****   +3.89        +0.88        + 22.64           3.23
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class C Shares****   +3.88        +0.97        + 15.27           3.20
ML Municipal Bond Fund, Inc. Limited Maturity Portfolio Class D Shares****   +4.16        +0.94        + 16.79           3.45

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
  **The Fund's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
 ***The Fund's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
****The Fund's ten-year/inception dates are: Class A Shares, ten years ended 6/30/98; Class B Shares, 11/2/92; and Class C and Class D Shares, 10/21/94.



Portfolio
Abbreviations

To simplify the listings of
Merrill Lynch Municipal
Bond Fund, Inc.'s portfolio
holdings in the Schedule of
Investments, we have
abbreviated the names of
many of the securities
according to the list at right.


ACES SM   Adjustable Convertible Extendable Securities
AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
EDA       Economic Development Authority
GAN       Grant Anticipation Notes
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
INFLOS    Inverse Floating Rate Municipal Bonds
IRS       Inverse Rate Securities
LEVRRS    Leveraged Reverse Rate Securities
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
S/F       Single-Family
TAN       Tax Anticipation Notes
TRAN      Tax Revenue Anticipation Notes
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998

SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                 Municipal Bonds                                                                         Insured Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Alabama--0.2%    AAA      Aaa    $ 1,585    Alabama Water Pollution Control Authority, Revolving Fund
                                            Loan, Series A, 6.75% due 8/15/2017 (b)                          $     1,776
                 AAA      Aaa      1,250    Mobile, Alabama, GO, Refunding and Capital Improvement Bonds,
                                            10.875% due 11/01/2007 (c)                                             1,743

Arizona--1.1%    AAA      Aaa      6,750    Arizona State Municipal Financing Program, COP, Series 34,
                                            7.25% due 8/01/2009 (g)                                                8,316
                 AAA      Aaa      3,800    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds
                                            (Saint Joseph's Care Center Project), Series A, 7.75% due
                                            7/01/2020 (e)                                                          4,118
                                            Pima County, Arizona, Sewer Revenue Refunding and
                                            Improvement Bonds (h):
                 AAA      Aaa      2,000      5.50% due 7/01/2007                                                  2,157
                 AAA      Aaa      2,200      5.25% due 7/01/2008                                                  2,335
                 AAA      Aaa      3,725    Pima County, Arizona, Unified School District No. 1
                                            (Tucson), Refunding, UT, 5% due 7/01/2008 (h)                          3,883

California       AAA      Aaa      5,000    Los Angeles, California, Wastewater System Revenue Bonds,
--1.6%                                      Series A, 5% due 6/01/2012 (h)                                         5,072
                 AAA      Aaa      8,800    Northern California Power Agency, Multiple Capital Facilities
                                            Revenue Bonds, RIB, AMT, 8.959% due 8/01/2025 (d)(e)                  10,527
                 AAA      Aaa      5,900    Oakland, California, Redevelopment Agency, Refunding,
                                            INFLOS, 8.118% due 9/01/2019 (d)(e)                                    6,711
                 AAA      Aaa      2,300    San Jose, California, Redevelopment Agency, Refunding
                                            (Tax Allocation Merged Area Redevelopment Project),
                                            6% due 8/01/2008 (e)                                                   2,587
                 AAA      Aaa      5,000    University of California Revenue Bonds (Multiple Purpose
                                            Projects), Series D, 6.375% due 9/01/2002 (a)(e)                       5,534

Colorado--4.0%                              Denver, Colorado, City and County Airport, Revenue Bonds (e):
                 AAA      Aaa     20,000      RITR, Series 13, 6.47% due 11/15/2023 (d)                           20,300
                 AAA      Aaa      1,500      Refunding, Series D, 5.50% due 11/15/2025                            1,553
                 AAA      Aaa     38,325      Series A, 5.70% due 11/15/2025                                      40,458
                                            Municipal Subdistrict Northern Colorado, Water
                                            Conservancy District, Revenue Refunding Bonds, Series F (b):
                 Aaa      Aaa      4,470      6.15% due 12/01/2005                                                 4,971
                 Aaa      Aaa      4,250      6.25% due 12/01/2006                                                 4,792
                 Aaa      Aaa      5,055      6.35% due 12/01/2007                                                 5,779

Florida--3.8%    AAA      Aaa      2,500    Dade County, Florida, Water and Sewer System Revenue Bonds,
                                            VRDN, 3.40% due 10/05/2022 (f)(h)                                      2,500
                 AAA      Aaa        500    Jacksonville, Florida, Health Facilities Authority,
                                            Hospital Revenue Refunding and Improvement Bonds
                                            (Baptist Medical Center Project), 11.50% due 10/01/2012 (c)              841
                 AAA      Aaa     10,000    Lee County, Florida, Hospital Board of Directors,
                                            Hospital Revenue Bonds, INFLOS, 9.276% due 4/01/2001 (a)(d)(e)        11,738
                 AAA      Aaa      3,950    Orange County, Florida, HFA, Mortgage Revenue Refunding
                                            Bonds, Series A, 7.60% due 1/01/2024 (h)(j)                            4,205
                 AAA      Aaa      5,790    Orange County, Florida, Health Facilities Authority Revenue
                                            Bonds (Hospital--Orlando Regional Healthcare),
                                            Series A, 6.25% due 10/01/2006 (e)                                     6,528
                 AAA      Aaa      2,850    South Broward Hospital District, Florida, Hospital
                                            Revenue Bonds, RIB, Series C, 9.136% due 5/01/2001 (a)(b)(d)           3,359
                                            Tampa, Florida, Health System Revenue Bonds (Catholic Health)(e):
                 AAA      Aaa     17,210      Series A-1 (East), 4.875% due 11/15/2018                            16,574
                 AAA      Aaa      4,200      Series A-3, 4.75% due 11/15/2018                                     3,979
                 AAA      Aaa     22,375      Series A-3, 4.75% due 11/15/2028                                    20,845
                 AAA      Aaa      2,240    West Coast Regional Water Supply Authority, Florida, Capital
                                            Improvement Revenue Bonds (Hillsborough County Project),
                                            10.40% due 10/01/2010 (a)(b)                                           3,275

Georgia--2.1%    AAA      Aaa      4,000    Chatham County, Georgia, School District, UT, 6.75%
                                            due 8/01/2003 (a)(e)                                                   4,537
                                            Georgia Municipal Electric Authority, Power Revenue Bonds (b):
                 AAA      Aaa     20,000      Series EE, 7% due 1/01/2025                                         25,698
                 AAA      Aaa      9,000      Series Y, 6.40% due 1/01/2013                                       10,441

Hawaii--3.1%     AAA      Aaa     10,000    Hawaii State Airport System Revenue Refunding Bonds,
                                            Series 1993, 6.45% due 7/01/2013 (e)                                  11,020
                                            Hawaii State, GO, Refunding, Series CS (e):
                 AAA      Aaa      2,000      5.25% due 4/01/2006                                                  2,104
                 AAA      Aaa     10,000      5% due 4/01/2009                                                    10,353
                                            Hawaii State, GO, Series CR (e):
                 AAA      Aaa     14,005      5.75% due 4/01/2008                                                 15,304
                 AAA      Aaa     15,425      5.75% due 4/01/2009                                                 16,943
                 AAA      Aaa      3,465    Maui County, Hawaii, Refunding, Series F & G, UT, 6%
                                            due 12/15/2008 (h)                                                     3,879

Illinois--8.9%                              Chicago, Illinois, Board of Education (Chicago School
                                            Reform), UT, Series A (b):
                 AAA      Aaa      2,965      5.25% due 12/01/2018                                                 2,958
                 AAA      Aaa     30,000      5.25% due 12/01/2027                                                29,909
                 AAA      Aaa     10,000    Chicago, Illinois, Board of Education, RITR, UT, Series 3,
                                            6.47% due 12/01/2027 (b)(d)                                            9,925
                 AAA      Aaa      2,000    Chicago, Illinois, O'Hare International Airport Revenue
                                            Bonds (Passenger Facilities Charge), Series A, 5.625%
                                            due 1/01/2015 (b)                                                      2,092
                 AAA      Aaa      5,590    Chicago, Illinois, O'Hare International Airport Revenue
                                            Refunding Bonds, Second Lien, Series C-1, 5% due 1/01/2011 (e)         5,726
                 AAA      Aaa      7,500    Chicago, Illinois, Project and Refunding Bonds, UT,
                                            5.25% due 1/01/2028 (h)                                                7,478
                 AAA      Aaa      3,000    Chicago, Illinois, Water Revenue Bonds, 5% due 11/01/2015 (h)          2,962
                 AAA      Aaa      2,800    Cook County, Illinois, Refunding, UT, Series B, 5%
                                            due 11/15/2012 (e)                                                     2,802
                                            Illinois Health Facilities Authority Revenue Bonds:
                 AAA      Aaa      3,250      (Elmhurst Memorial Hospital), 6.625% due 1/01/2022 (h)               3,521
                 AAA      Aaa      4,000      (Methodist Health Project), RIB, 6.761% due 5/18/2001 (a)(b)(d)      4,377
                 AAA      Aaa      3,740      Refunding (Methodist Medical Center), 5.50% due 11/15/2011 (e)       3,927
                 AAA      Aaa     28,900      Refunding (Sinai Health System), 6% due 2/15/2024 (b)(l)            31,199
                 AAA      Aaa     10,000      (Rush Presbyterian-Saint Luke's Medical Center),
                                              INFLOS, 9.66% due 10/01/2024 (d)(e)                                 11,838
                 AAA      Aaa      3,000    Illinois State, GO, 5.75% due 5/01/2021 (e)                            3,149
                                            Metropolitan Pier and Exposition Authority, Illinois,
                                            Dedicated State Tax Revenue Bonds (McCormick Place
                                            Expansion Project):
                 AAA      Aaa      6,070      Refunding, Series A, 6% due 12/15/2006 (b)                           6,736
                 AAA      Aaa     10,000      Refunding, Series A, 6.10% due 12/15/2015 (e)(k)                     4,095
                 AAA      Aaa      8,330      Refunding, Series A, 6.10% due 12/15/2016 (e)(k)                     3,212
                 AAA      Aaa      6,600      Series A, 6.50% due 6/15/2003 (a)(b)                                 7,396
                 AAA      Aaa     26,000    Regional Transportation Authority, Illinois, Series A, 6.25%
                                            due 6/01/2024 (b)                                                     28,540

Indiana--2.1%    AAA      Aaa     15,000    Indiana Health Facilities Financing Authority, Hospital
                                            Revenue Refunding Bonds (Sisters of St. Francis
                                            Health), Series A, 5.375% due 11/01/2027 (e)                          15,119
                 AAA      Aaa      4,040    Indianapolis, Indiana, Local Public Improvement Bond Bank,
                                            Series A, 7.90% due 2/01/2002 (a)(g)                                   4,547
                 AAA      Aaa      4,340    Jasper County, Indiana, PCR, Refunding (Northern Indiana
                                            Public Service), 7.10% due 7/01/2017 (e)                               4,728
                 AAA      Aaa      4,510    Munster, Indiana, School Building Corp. (First Mortgage),
                                            5.75% due 1/15/2021 (e)                                                4,732
                 AAA      Aaa      5,000    Penn, Indiana, High School Building Corp. (First Mortgage),
                                            6.125% due 7/15/2005 (a)(e)                                            5,593
                 AAA      Aaa      5,800    Rockport, Indiana, PCR, Refunding (Indiana-Michigan
                                            Power), Series B, 7.60% due 3/01/2016 (h)                              6,348


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                 Municipal Bonds                                                                         Insured Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Maryland--0.3%   AAA      Aaa    $ 4,400    Maryland State Health and Higher Educational Facilities
                                            Authority Revenue Bonds (University of Maryland
                                            Medical Systems), Series B, 7% due 7/01/2022 (h)                 $     5,586

Massachusetts                               Massachusetts Bay Transportation Authority, Massachusetts
--5.2%                                      General Transportation Systems, Series A (e):
                 AAA      Aaa     11,445      4.75% due 3/01/2016                                                 10,981
                 AAA      Aaa     11,000      4.75% due 3/01/2017                                                 10,514
                 AAA      Aaa      4,385    Massachusetts Educational Loan Authority, Education
                                            Loan Revenue Bonds, AMT, Issue D, Series A, 7.25%
                                            due 1/01/2009 (e)                                                      4,687
                                            Massachusetts State Consolidated Loan, Series B (e):
                 AAA      Aaa      9,160      4.75% due 4/01/2017                                                  8,764
                 AAA      Aaa      9,595      4.75% due 4/01/2018                                                  9,145
                 AAA      Aaa      5,350    Massachusetts State, GO, Refunding, Series A, 5.75%
                                            due 8/01/2009 (b)                                                      5,924
                                            Massachusetts State Health and Educational Facilities
                                            Authority Revenue Bonds (d):
                 AAA      Aaa     10,000      (Beth Israel), INFLOS, 8.268% due 7/01/2025 (b)                     11,438
                 AAA      Aaa      3,100      (Saint Elizabeth's Hospital), LEVRRS, Series E, 9.68%
                                              due 8/12/2021 (i)                                                    3,635
                                            Massachusetts State Health and Educational Facilities
                                            Authority, Revenue Refunding Bonds (Care Group Issue),
                                            Series A (e):
                 AAA      Aaa      4,300      4.50% due 7/01/2014                                                  3,989
                 AAA      Aaa      2,500      4.75% due 7/01/2020                                                  2,354
                 AAA      Aaa     12,300    Massachusetts State Industrial Finance Agency Revenue
                                            Bonds (Tufts University), Series H, 4.75% due 2/15/2028 (e)           11,538
                 AAA      Aaa      4,020    Massachusetts State Insured Revenue Refunding Bonds,
                                            Series B, 5.40% due 11/01/2007 (e)                                     4,315
                 AAA      Aaa      3,250    Massachusetts State Port Authority Revenue Bonds,
                                            13% due 7/01/2013 (c)                                                  5,555
                                            Massachusetts State Water Resources Authority:
                 AAA      Aaa      5,985      Refunding, Series B, 4.50% due 8/01/2022 (i)                         5,444
                 AAA      Aaa      2,500      Series A, 5.50% due 11/01/2014 (h)                                   2,620

Michigan--1.0%   Aaa      Aaa      6,915    Michigan State, HDA, Rental Housing Revenue Bonds, Series B,
                                            6.15% due 10/01/2015 (e)                                               7,313
                 AAA      Aaa     10,000    Michigan State Strategic Fund Limited Obligation, Revenue
                                            Refunding Bonds (Detroit Edison Co.), Series AA, 6.40%
                                            due 9/01/2025 (e)                                                     11,206
                 AAA      Aaa      1,000    Rockford, Michigan, Public Schools, UT, Series Q, 6%
                                            due 5/01/2007 (h)                                                      1,112

Mississippi      AAA      Aaa      1,320    Harrison County, Mississippi, Wastewater Management
--0.1%                                      District, Revenue Refunding Bonds (Wastewater
                                            Treatment Facilities), Series A, 8.50% due 2/01/2013 (h)               1,817

Nevada--2.9%     AAA      Aaa      6,820    Clark County, Nevada, Airport Revenue Bonds, Sub-Lien,
                                            Series A, 5.50% due 7/01/2006 (e)                                      7,288
                 AAA      Aaa     45,000    Washoe County, Nevada, Water Facility Revenue Bonds
                                            (Sierra Pacific Power), AMT, 6.65% due 6/01/2017 (e)                  49,310

New Jersey       AAA      Aaa      3,350    Cape May County, New Jersey, Industrial Pollution Control
--6.0%                                      Financing Authority, Revenue Refunding Bonds
                                            (Atlantic City Electric Company Project), Series A, 6.80%
                                            due 3/01/2021 (e)                                                      4,142
                 AAA      Aaa     28,750    New Jersey EDA, Natural Gas Facilities, Revenue Refunding
                                            Bonds (NUI Corporation), Series A, 6.35% due 10/01/2022 (b)           31,904
                                            New Jersey EDA, Revenue Refunding Bonds (Trenton Office
                                            Complex)(i):
                 AAA      Aaa      5,125      5% due 6/15/2005                                                     5,332
                 AAA      Aaa      2,105      5% due 6/15/2006                                                     2,192
                 AAA      Aaa      2,010      5.25% due 6/15/2009                                                  2,132
                 AAA      Aaa      6,980      5.25% due 6/15/2010                                                  7,387
                 AAA      Aaa      5,400      5.25% due 6/15/2011                                                  5,702
                 AAA      Aaa      3,590      5.25% due 6/15/2012                                                  3,772
                                            New Jersey State Housing and Mortgage Finance Agency
                                            Revenue Bonds (Home Buyer), AMT (e):
                 AAA      Aaa      7,740      Series D, 7.70% due 10/01/2029                                       8,063
                 AAA      Aaa     23,225      Series M, 7% due 10/01/2026                                         25,234
                 AAA      Aaa     15,000    New Jersey State Transit Corp. Capital, GAN, Series A,
                                            5% due 9/01/2000 (i)                                                  15,256
                 AAA      Aaa      4,215    New Jersey State Turnpike Authority, Turnpike Revenue
                                            Refunding Bonds, Series C, 6.50% due 1/01/2008 (b)                     4,850

New York--18.5%                             Long Island Power Authority, New York, Electric System
                                            Revenue Bonds, Series A:
                 AAA      Aaa     10,960      6% due 12/01/2007 (b)                                               12,264
                 AAA      Aaa     26,850      5.50% due 12/01/2010 (b)                                            28,984
                 AAA      Aaa      5,270      5.50% due 12/01/2011 (b)                                             5,680
                 AAA      Aaa      4,220      5.50% due 12/01/2012 (i)                                             4,543
                 AAA      Aaa      3,000    Metropolitan Transportation Authority, New York,
                                            Commuter Facilities Revenue Bonds, Series A, 5%
                                            due 7/01/2023 (i)                                                      2,925
                 AAA      Aaa     10,000    Metropolitan Transportation Authority, New York, Dedicated
                                            Tax Fund, Series A, 4.50% due 4/01/2018 (h)                            9,211
                                            Metropolitan Transportation Authority, New York,
                                            Transportation Facilities Revenue Refunding Bonds,
                                            Series B-1 (b):
                 AAA      Aaa      3,000      5% due 7/01/2010                                                     3,053
                 AAA      Aaa      6,630      5% due 7/01/2017                                                     6,503
                 AAA      Aaa      2,750    New York City, New York, City Transitional Finance
                                            Authority Revenue Bonds (Future Tax Secured),
                                            Series B, 4.75% due 11/15/2018 (h)                                     2,615
                                            New York City, New York, GO, UT:
                 AAA      Aaa      5,000      Refunding, Series F, 5.50% due 8/01/2007 (e)                         5,365
                 AAA      Aaa     15,000      Series B, 6.25% due 8/15/2008 (b)                                   16,849
                 AAA      Aaa     24,500      Series D, 6% due 8/01/2008 (h)                                      27,305
                 AAA      Aaa      8,175      Series E, 6% due 8/01/2007 (h)                                       9,075
                 AAA      Aaa     18,530      Series F, 5.25% due 8/01/2012 (h)                                   19,031
                 AAA      Aaa      2,585      Series G, 5.75% due 2/01/2007 (e)                                    2,811
                 AAA      Aaa     13,770      Series G, 6% due 10/15/2007 (b)                                     15,312
                 AAA      Aaa      3,405      Series H, 5.125% due 8/01/2018 (e)                                   3,369
                 AAA      Aaa     31,000      Series I, 6% due 4/15/2012 (i)                                      33,798
                 AAA      Aaa      6,000      Series L, 5.20% due 8/01/2008 (e)                                    6,303
                 AAA      Aaa     10,095      Series M, 5.30% due 6/01/2012 (b)                                   10,435
                 AAA      Aaa     15,000      Series M, 5.50% due 6/01/2017 (b)                                   15,612
                                            New York City, New York, Municipal Water Finance Authority,
                                            Water and Sewer System Revenue Bonds:
                 AAA      Aaa     28,510      RITR, Series RI-97-6, 7.445% due 6/15/2026 (d)(e)                   31,646
                 AAA      Aaa     10,000      Refunding, Series C, 5% due 6/15/2021 (h)                            9,760
                 AAA      Aaa      5,010      Series C, 6.20% due 6/15/2002 (a)(b)                                 5,468
                 AAA      Aaa     15,000      Series D, 4.75% due 6/15/2025 (e)                                   14,110
                 AAA      Aaa      1,500    New York City, New York, Refunding, UT, Series E, 6.20%
                                            due 8/01/2008 (e)                                                      1,696
                 AAA      Aaa      8,250    New York State Dormitory Authority, Hospital Revenue
                                            Refunding Bonds (New York & Presbyterian), 4.75%
                                            due 8/01/2016 (b)(l)                                                   7,874
                 AAA      Aaa      2,500    New York State Dormitory Authority Revenue Bonds
                                            (City University), Third Generation Reserves, Series 2,
                                            6.25% due 7/01/2019 (e)                                                2,729
                 AAA      Aaa      1,650    New York State Environmental Facilities Corporation,
                                            Special Obligation Revenue Refunding Bonds
                                            (Riverbank State Park), 5.50% due 4/01/2016 (b)                        1,719
                                            New York State Local Government Assistance Corp.,
                                            Refunding, Series B (e):
                 AAA      Aaa      9,320      4.75% due 4/01/2014                                                  9,057
                 AAA      Aaa      3,000      4.875% due 4/01/2020                                                 2,896
                 AAA      Aaa      9,125    New York State Medical Care Facilities Financial
                                            Agency Revenue Bonds (Mental Health Services), Series E,
                                            6.25% due 8/15/2019 (h)                                               10,038
                 AAA      Aaa        400    New York State Thruway Authority, General Revenue
                                            Bonds, VRDN, 4.05% due 1/01/2024 (f)(h)                                  400
                                            New York State Thruway Authority, Highway and Bridge
                                            Trust Fund, Series B (i):
                 AAA      Aaa      5,820      5% due 4/01/2013                                                     5,824
                 AAA      Aaa      6,760      5% due 4/01/2017                                                     6,654
                                            Niagara Falls, New York, Public Improvement Bonds, UT (e):
                 AAA      Aaa      2,975      6.90% due 3/01/2023                                                  3,376
                 AAA      Aaa      3,190      6.90% due 3/01/2024                                                  3,620


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                 Municipal Bonds                                                                         Insured Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Ohio--2.4%                                  Cleveland, Ohio, COP (Cleveland Stadium Project)(b):
                 AAA      Aaa   $  3,175      5.25% due 11/15/2010                                           $     3,316
                 AAA      Aaa      8,530      5.25% due 11/15/2011                                                 8,855
                 AAA      Aaa      4,945      5.25% due 11/15/2012                                                 5,094
                 AAA      Aaa      7,130      5.25% due 11/15/2013                                                 7,308
                 AAA      Aaa     12,000    Cleveland, Ohio, Public Power System Revenue Bonds,
                                            First Mortgage, Series A, 7% due 11/15/2004 (a)(e)                    14,009
                 AAA      Aaa      3,500    Cleveland, Ohio, Refunding, GO, 5.30% due 9/01/2007 (b)                3,722
                 AAA      Aaa      3,500    Ohio State Building Authority, State Facilities (Adult
                                            Correctional), Series A, 6% due 4/01/2004 (b)                          3,804

Oregon--0.3%                                Port Portland, Oregon, International Airport Revenue
                                            Bonds (Portland International Airport), Series
                                            Seven-B, AMT (e):
                 AAA      Aaa      3,865      7.10% due 1/01/2012 (a)                                              4,713
                 AAA      Aaa        135      7.10% due 7/01/2021                                                    146

Pennsylvania     AAA      Aaa      6,900    Beaver County, Pennsylvania, Hospital Authority
--7.3%                                      Revenue Bonds (Medical Center of Beaver, Pennsylvania Inc.),
                                            Series A, 6.25% due 7/01/2022 (b)                                      7,464
                 AAA      Aaa     14,860    Delaware County, Pennsylvania, Health System Authority
                                            Revenue Bonds (Catholic Health East), Series A,
                                            4.875% due 11/15/2018 (b)                                             14,311
                 AAA      Aaa     19,400    Montgomery County, Pennsylvania, Higher Education and
                                            Health Authority, Hospital Revenue Refunding Bonds
                                            (Abington Memorial Hospital), Series A, 4.875% due 6/01/2018 (b)      18,623
                                            Pennsylvania State Higher Educational Assistance Agency,
                                            Student Loan Revenue Bonds, AMT, RIB (d):
                 AAA      Aaa     15,000      9.752% due 9/03/2026 (b)                                            17,438
                 AAA      Aaa      8,000      Series B, 10.99% due 3/01/2020 (e)                                   9,050
                 AAA      Aaa     18,600      Series B, 8.209% due 3/01/2022 (b)                                  20,972
                 AAA      Aaa      4,250    Pennsylvania State Higher Educational Facilities Authority,
                                            College and University Revenue Bonds (Temple
                                            University), First Series, 6.50% due 4/01/2001 (a)(e)                  4,601
                 AAA      Aaa     10,000    Pennsylvania State Higher Educational Facilities Authority,
                                            Health Services Revenue Refunding Bonds (Allegheny Delaware Valley),
                                            Series A, 5.875% due 11/15/2016 (e)                                   10,544
                 AAA      Aaa      6,000    Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                                            12th Series B, 7% due 5/15/2020 (c)(e)                                 7,302
                 AAA      Aaa      6,950    Philadelphia, Pennsylvania, Hospitals and Higher Educational
                                            Facilities Authority, Health System Revenue Bonds (Jefferson
                                            Health System), Series A, 5.125% due 5/15/2018 (b)                     6,826
                                            Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds:
                 AAA      Aaa      4,020      5.60% due 8/01/2018 (e)                                              4,160
                 AAA      Aaa      4,000      Series A, 5% due 8/01/2016 (b)                                       3,930
                 AAA      Aaa      3,595    Pittsburgh, Pennsylvania, Series B, 5% due 9/01/2010 (b)               3,653
                 AAA      Aaa      5,280    Pittsburgh, Pennsylvania, Water and Sewer Authority, Water
                                            and Sewer System Revenue Bonds (First Lien), Series A,
                                            5% due 9/01/2018 (h)                                                   5,181
                                            Stroudsburg, Pennsylvania, Area School District
                                            Refunding Bonds, UT (h):
                 AAA      Aaa      2,335      5% due 10/01/2006                                                    2,428
                 AAA      Aaa      2,450      5% due 10/01/2007                                                    2,547
                 AAA      Aaa      2,575      5% due 10/01/2008                                                    2,673

Puerto Rico                                 Puerto Rico, Electric Power Authority, Power Revenue
--1.8%                                      Refunding Bonds:
                 AAA      Aaa      3,250      Series CC, 5.50% due 7/01/2008 (i)                                   3,531
                 AAA      Aaa      8,000      Series CC, 5.25% due 7/01/2009 (i)                                   8,509
                 AAA      Aaa     25,000      Series EE, 4.50% due 7/01/2018 (e)                                  23,133

Rhode Island     AAA      Aaa      6,100    Rhode Island Depositors Economic Protection
--2.0%                                      Corporation, Special Obligation Bonds, Series A, 6.625%
                                            due 8/01/2002 (a)(i)                                                   6,780
                 AAA      Aaa      3,775    Rhode Island State Consolidated Capital Development
                                            Loan, Series A, 6% due 8/01/2007 (e)                                   4,202
                 AAA      Aaa     12,800    Rhode Island State Health and Educational Building
                                            Corporation Revenue Bonds (Rhode Island Hospital),
                                            INFLOS, 9.766% due 8/15/2021 (c)(d)(h)                                15,360
                                            Rhode Island, State Public Projects, Revenue Refunding
                                            Bonds, Series A (b):
                 AAA      Aaa      8,335      5.25% due 2/01/2009                                                  8,699
                 AAA      Aaa      3,975      5.25% due 2/01/2010                                                  4,115

South            AAA      Aaa      4,000    Piedmont, South Carolina, Municipal Power Agency,
Carolina--1.4%                              Electric Revenue Refunding Bonds, 6.30% due
                                            1/01/2003 (a)(e)                                                       4,420
                                            South Carolina State Public Service Authority, Revenue
                                            Refunding Bonds, Series A (b):
                 AAA      Aaa     17,090      6.375% due 7/01/2021                                                18,630
                 AAA      Aaa      4,200      6.25% due 1/01/2022                                                  4,664

Texas--11.8%     AAA      Aaa     11,190    Austin, Texas, Utility System, Combined Revenue Bonds,
                                            Prior Lien, 9.25% due 5/15/2004 (a)(e)                                14,064
                                            Brazos River Authority, Texas, PCR (Texas Utilities
                                            Electric Company Project), AMT:
                 AAA      Aaa      6,000      Refunding, 6.50% due 12/01/2027 (b)                                  6,559
                 AAA      Aaa     12,000      Series B, 6.625% due 6/01/2022 (h)                                  13,081
                 AAA      Aaa     20,000    Brownsville, Texas, Utility System, Revenue Refunding
                                            Bonds, 6.25% due 9/01/2014 (e)                                        22,869
                 AAA      Aaa      5,000    Harris County, Texas, Hospital District, Mortgage
                                            Revenue Refunding Bonds, 7.40% due 2/15/2010 (b)                       6,028
                                            Harris County, Texas, Toll Road Revenue Bonds, Series A:
                 AAA      Aaa     20,430      Refunding, Senior Lien, 6.50% due 8/15/2002 (a)(b)                  22,626
                 AAA      Aaa     10,305      Refunding, Senior Lien, 6.50% due 8/15/2002 (a)(h)                  11,413
                 AAA      Aaa     11,100      Senior Lien, 6.375% due 8/15/2004 (a)(e)                            12,544
                 AAA      Aaa      2,750      Senior Lien, 6.50% due 8/15/2017 (b)                                 3,016
                                            Houston, Texas, Water and Sewer System Revenue Bonds:
                 AAA      Aaa     11,230      RITR, Series 5, 6.72% due 12/01/2027 (d)(h)                         11,777
                 AAA      Aaa     14,770      Refunding, Junior Lien, Series A, 6.125% due 12/01/2005 (a)(e)      16,486
                 AAA      Aaa      8,000      Refunding, Junior Lien, Series A, 6.20% due 12/01/2005 (a)(e)        8,967
                 AAA      Aaa      7,615      Refunding, Junior Lien, Series A, 6.375% due 12/01/2022 (e)          8,351
                 AAA      Aaa      4,210      Refunding, Junior Lien, Series B, 5% due 12/01/2007 (i)              4,354
                 AAA      Aaa      3,725      Refunding, Junior Lien, Series B, 5% due 12/01/2014 (i)              3,684
                 AAA      Aaa      3,500    Houston, Texas, Water Conveyance System Contract, COP,
                                            Series J, 6.25% due 12/15/2013 (b)                                     4,045
                 AAA      Aaa     11,800    Matagorda County, Texas, Navigation District No. 1,
                                            Revenue Refunding Bonds (Houston Light and Power Co.),
                                            Series A, 6.70% due 3/01/2027 (b)                                     12,864
                                            North Central Texas, Health Facilities Development Corp.
                                            Revenue Bonds:
                 A1       Aaa      3,200      (Methodist Hospital, Dallas), VRDN, Series B, 4.10%
                                              due 10/01/2015 (f)(g)                                                3,200
                 AAA      Aaa      5,300      (Texas Health Resources Systems), Series B, 5%
                                              due 2/15/2017 (e)                                                    5,193
                 A1+      VMIG1++  6,400    Sabine River Authority, Texas, PCR, Refunding (Texas
                                            Utilities Project), VRDN, Series A, 4% due 3/01/2026 (b)(f)            6,400
                 AAA      Aaa     15,000    Southwest Higher Education Authority Incorporated, Texas,
                                            Revenue Refunding Bonds (Southern Methodist
                                            University), Series B, 6.25% due 10/01/2022 (h)                       16,338
                                            Texas State Municipal Power Agency, Revenue Refunding Bonds:
                 AAA      Aaa      3,520      5.25% due 9/01/2007 (e)                                              3,727
                 AAA      Aaa      5,000      5.25% due 9/01/2008 (e)                                              5,311
                 AAA      Aaa      3,000      5.25% due 9/01/2009 (e)                                              3,185
                 AAA      Aaa      3,150      Series A, 6.75% due 9/01/2012 (b)                                    3,435

Utah--1.1%       A1+      VMIG1++  1,700    Carbon County, Utah, PCR, Refunding (PacifiCorp Projects),
                                            VRDN, 4% due 11/01/2024 (b)(f)                                         1,700
                 AAA      Aaa     14,000    Salt Lake City, Utah, Hospital Revenue Refunding Bonds
                                            (IHC Hospitals, Inc.), INFLOS, 9.566% due 5/15/2020 (b)(c)(d)         16,538
                 AAA      Aaa      2,650    Utah State Board of Regents, Student Loan Revenue
                                            Bonds, AMT, Series F, 7.45% due 11/01/2008 (b)                         2,830

Virginia--2.2%   AAA      Aaa      5,000    Danville, Virginia, IDA, Hospital Revenue Refunding Bonds
                                            (Danville Regional Medical Center), 6.50% due 10/01/2004 (a)(h)        5,644
                                            Virginia State, HDA, Commonwealth Mortgage, AMT, Series A,
                                            Sub-Series A-4 (e):
                 AAA      Aaa      5,000      6.30% due 7/01/2014                                                  5,350
                 AAA      Aaa     11,215      6.35% due 7/01/2018                                                 11,999
                 AAA      Aaa     19,000      6.45% due 7/01/2028                                                 20,188


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                 Municipal Bonds                                                                         Insured Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Washington                                  Seattle, Washington, Metropolitan Seattle Municipality,
--3.1%                                      Sewer Revenue Bonds, Series W (e):
                 AAA      Aaa    $ 3,730      6.25% due 1/01/2020                                            $     4,045
                 AAA      Aaa      2,465      6.25% due 1/01/2022                                                  2,673
                 AAA      Aaa      4,485      6.25% due 1/01/2023                                                  4,864
                 AAA      Aaa     33,535    Seattle, Washington, Municipal Light and Power Revenue
                                            Bonds, 6.625% due 7/01/2004 (a)(h)                                    38,276
                                            University of Washington, University Revenue Bonds
                                            (Housing and Dining)(e):
                 AAA      Aaa      2,600      7% due 12/01/2001 (a)                                                2,891
                 AAA      Aaa        185      7% due 12/01/2001 (a)                                                  206
                 AAA      Aaa        465      7% due 12/01/2021                                                      511
                 AAA      Aaa      7,000    Washington State Health Care Facilities Authority Revenue Bonds
                                            (Southwest Washington Hospital--Vancouver), 7.125% due
                                            10/01/2019 (g)                                                         7,376

West             AAA      Aaa     11,465    Mason County, West Virginia, PCR, Refunding
Virginia--1.3%                              (Appalachian Power Co.), Series I, 6.85% due 6/01/2022 (e)            12,589
                 AAA      Aaa     12,250    Pleasants County, West Virginia, PCR (Potomac Pleasants),
                                            Series 95-C, 6.15% due 5/01/2015 (b)                                  13,343

Wisconsin--3.3%  AAA      Aaa      9,000    Superior, Wisconsin, Limited Obligation Revenue Refunding
                                            Bonds (Midwest Energy Resources),
                                            Series E, 6.90% due 8/01/2021 (h)                                     11,142
                                            Wisconsin Public Power System Inc., Power Supply System
                                            Revenue Bonds, Series A:
                 AAA      Aaa      6,500      6.875% due 7/01/2001 (a)(b)                                          7,137
                 AAA      Aaa      4,650      5.75% due 7/01/2023 (e)                                              4,922
                                            Wisconsin State Health and Educational Facilities
                                            Authority Revenue Bonds:
                 AAA      Aaa      6,520      Refunding (Sister's Sorrowful Mother), Series A,
                                              6.125% due 8/15/2022 (e)                                             7,052
                 AAA      Aaa      5,655      (Waukesha Memorial Hospital), Series B, 7.25%
                                              due 8/15/2000 (a)(b)                                                 6,137
                                            Wisconsin State Veterans Housing Loans, AMT, Series B (e):
                 AAA      Aaa      7,920      6.50% due 5/01/2020                                                  8,595
                 AAA      Aaa     17,130      6.50% due 5/01/2025                                                 18,591

                 Total Investments (Cost--$1,799,028)--98.9%                                                   1,916,884

                 Other Assets Less Liabilities--1.1%                                                              22,094
                                                                                                             -----------
                 Net Assets--100.0%                                                                          $ 1,938,978
                                                                                                             ===========



              (a)Prerefunded.
              (b)AMBAC Insured.
              (c)Escrowed to maturity.
              (d)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1998.
              (e)MBIA Insured.
              (f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1998.
              (g)BIG Insured.
              (h)FGIC Insured.
              (i)FSA Insured.
              (j)GNMA Collateralized.
              (k)Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
              (l)FHA Insured.
               ++Highest short-term rating issued by Moody's Investors Service,
                 Inc.
                 Ratings of issues shown have not been audited by
                 Deloitte & Touche LLP.

                 See Notes to Financial Statements.



SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                 Municipal Bonds                                                                        National Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Alaska--2.5%                                Valdez, Alaska, Marine Terminal Revenue
                                            Refunding Bonds:
                 AA       Aa2    $ 6,000      (British Petroleum Pipeline), Series B, 7%
                                              due 12/01/2025                                                 $     6,604
                 AA       Aa3     27,150      (Sohio Pipeline--British Petroleum Oil), 7.125%
                                              due 12/01/2025                                                      30,231

Arizona--0.5%    A1+      VMIG1++  2,500    Maricopa County, Arizona, IDA, Hospital Facilities
                                            Revenue Bonds (Samaritan Health Service Hospital),
                                            VRDN, Series B-2, 4% due 12/01/2008 (a)(f)                             2,500
                 NR*      B1       5,000    Phoenix, Arizona, IDA, Airport Facilities Revenue
                                            Refunding Bonds (America West Airlines, Inc.), AMT, 6.30%
                                            due 4/01/2023                                                          5,221

California--3.5% NR*      NR*      5,975    Antioch, California, Improvement Bond Act of 1915
                                            (Assessment District No.27--Lone Tree), Series E, 7.125%
                                            due 9/02/2016                                                          6,171
                 AAA      Aaa     11,040    California State Department of Water Resources, Water
                                            System Revenue Bonds (Central Valley Project),
                                            Series O, 4.75% due 12/01/2029 (f)                                    10,323
                 A        Aaa     10,350    California State Public Works Board, Lease Revenue
                                            Bonds (Department of Corrections--Monterey County,
                                            Soledad II), Series A, 7% due 11/01/2004 (j)                          12,112
                 AAA      Aaa     20,000    East Bay, California, Municipal Utility District,
                                            Water System Revenue Bonds, Sub-Series, 4.75%
                                            due 6/01/2028 (f)                                                     18,756
                 NR*      NR*      4,000    Long Beach, California, Special Tax Community Facilities
                                            (District No.3--Pine Avenue Public Improvement),
                                            6.375% due 9/01/2023                                                   4,270

Colorado--7.2%   AA       Aa2     12,600    Colorado Springs, Colorado, Utilities Revenue Bonds,
                                            RITR, Series 19, 6.645% due 11/15/2026 (g)                            13,057
                                            Denver Colorado, City and County Airport Revenue Bonds:
                 AAA      Aaa     23,280      Series A, 5.75% due 11/15/2016 (f)                                  24,780
                 AAA      Aaa     24,000      Series A, 5.70% due 11/15/2025 (f)                                  25,336
                 BBB      Aaa        425      Series A, AMT, 7.50% due 11/15/2004 (j)                                506
                 BBB      Baa1     2,575      Series A, AMT, 7.50% due 11/15/2023                                  2,983
                 BBB      Baa1     7,910      Series A, AMT, 8% due 11/15/2025                                     8,627
                 BBB      Aaa      3,290      Series B, AMT, 7.25% due 11/15/2002 (j)                              3,752
                 BBB      Baa1     9,710      Series B, AMT, 7.25% due 11/15/2023                                 10,796
                 BBB      Aaa      2,870      Series D, AMT, 7.75% due 11/15/2001 (j)                              3,250
                 BBB      Baa1    10,280      Series D, AMT, 7.75% due 11/15/2021                                 11,423
                 A1+      VMIG1++  2,600    Moffat County, Colorado, PCR, Refunding (Pacificorp
                                            Projects), VRDN, 4% due 5/01/2013 (a)(c)                               2,600

Connecticut      NR*      Aa       4,550    Connecticut State Resource Recovery Authority,
--0.3%                                      Resource Recovery Revenue Bonds (American Refunding Fuel),
                                            AMT, Series A, 8% due 11/15/2015                                       4,735

District of      A1+      VMIG1++    500    District of Columbia General Fund Recovery Bonds, VRDN,
Columbia--0.3%                              UT, Series B-2, 4.05% due 6/01/2003 (a)                                  500
                 A+       A1       3,750    District of Columbia Revenue Bonds (Georgetown University),
                                            RIB, 8.936% due 4/01/2022 (g)                                          4,387

Florida--8.7%    A1+      NR*      6,740    Broward County, Florida, HFA, M/F Housing Revenue Refunding
                                            Bonds (Waters Edge Project), VRDN, 3.55% due 5/15/2027 (a)             6,740
                 AAA      Aaa     10,000    Dade County, Florida, Water and Sewer System Revenue Bonds,
                                            5.25% due 10/01/2026 (e)                                              10,041
                 AAA      Aaa      6,330    Florida HFA (Antigua Club Apartments), AMT, Series A-1,
                                            7% due 2/01/2035 (c)                                                   6,963
                 NR*      Aaa      7,765    Florida HFA, Home Ownership Revenue Bonds, AMT, Series G1,
                                            7.90% due 3/01/2022 (d)                                                8,200
                 AA+      Aa2     31,000    Florida State Board of Education, Capital Outlay Public
                                            Education, Series B, 4.50% due 6/01/2027                              27,942
                 AAA      Aaa     20,000    Florida State Turnpike Authority, Turnpike Revenue Bonds
                                            (Department of Transportation), Series A, 4.50%
                                            due 7/01/2027 (e)                                                     18,081
                 AA       Aa3      5,000    Hillsborough County, Florida, IDA, PCR, Refunding (Tampa
                                            Electric Company Project), Series 91, 7.875% due 8/01/2021             5,651


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                         (in Thousands)
                 Municipal Bonds                                                                        National Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Florida          A-       NR*    $ 2,700    Leesburg, Florida, Hospital Revenue Capital Improvement
(concluded)                                 Revenue Bonds (Leesburg Regional Medical Center
                                            Project), Series 91-A, 7.50% due 7/01/2002 (j)                   $     3,077
                 AAA      Aaa      6,400    Miami--Dade County, Florida, Professional Sports Franchise
                                            Facilties, Tax Revenue Refunding Bonds, 4.75% due 10/01/2030 (f)       5,970
                 AAA      NR*      3,755    Orange County, Florida, HFA, Mortgage Revenue Bonds,
                                            AMT, Series A, 8.375% due 3/01/2021 (d)                                3,883
                 AAA      Aaa      5,850    South Broward, Florida, Hospital District Revenue Bonds,
                                            RIB, Series C, 9.136% due 5/01/2001 (c)(g)(j)                          6,896
                 AAA      Aaa     22,875    Sunrise, Florida, Utility System Revenue Bonds, Series A,
                                            5.75% due 10/01/2006 (c)(j)                                           25,301

Georgia--1.6%    AAA      Aaa     20,000    Metropolitan Atlanta, Georgia, Rapid Transit Authority,
                                            Sales Tax Revenue Bonds, Second Indenture, Series A, 6.90%
                                            due 7/01/2004 (f)(j)                                                  23,102

Hawaii--0.7%     A+       Aaa     10,000    Hawaii State, GO, UT, Series CJ, 5.90% due 1/01/2005 (j)              10,881

Idaho--0.1%      AA       NR*      1,360    Idaho Housing Agency, S/F Mortgage, AMT, Series E,
                                            7.875% due 7/01/2024 (b)                                               1,453

Illinois--3.9%   AA-      Aa3      8,000    Chicago, Illinois, Gas Supply Revenue Bonds (Peoples Gas,
                                            Light & Coke Company Project), AMT, Series A, 8.10% due 5/01/2020      8,695
                                            Chicago, Illinois, O'Hare International Airport, Special
                                            Facilities Revenue Bonds (United Airlines, Inc.):
                 BB+      Baa2     4,580      AMT, Series B, 8.95% due 5/01/2018                                   5,124
                 BB+      Baa2    13,300      Series 1984-B, 8.85% due 5/01/2018                                  14,869
                 A+       Aa2      3,700    Illinois HDA, Residential Mortgage Revenue Bonds, RIB,
                                            AMT, Series C-2, 9.613% due 2/01/2018 (g)                              4,181
                                            Illinois Health Facilities Authority Revenue Bonds:
                 AAA      Aaa      3,000      (Methodist Health Project), 6.761% due 5/08/2001 (c)(j)              3,283
                 NR*      NR*      2,625      Refunding (Saint Elizabeth's Hospital--Chicago),
                                              7.75% due 7/01/2004 (j)                                              3,133
                 AAA      Aaa     11,000      (Rush Presbyterian--Saint Luke's Medical Center),
                                              INFLOS, 9.666% due 10/01/2024 (f)(g)                                13,021
                 NR*      A1       4,400    Southwestern Illinois Development Authority, Sewer
                                            Facilities Revenue Bonds (Monsanto Company Project),
                                            AMT, 7.30% due 7/15/2015                                               4,949

Indiana--1.0%    AA       NR*      9,100    Indianapolis, Indiana, Local Public Improvement Bond Bank,
                                            Refunding, Series D, 6.75% due 2/01/2020                              10,072
                 A1       VMIG1++  5,000    Jasper County, Indiana, PCR, Refunding (Northern Indiana
                                            Public Service Co.), VRDN, Series C, 4% due 4/01/2019 (a)              5,000

Iowa--0.8%       NR*      NR*      9,000    Iowa Finance Authority, Health Care Facilities, Revenue
                                            Refunding Bonds (Care Initiatives Project), 9.25%
                                            due 7/01/2025                                                         12,127

Kansas--1.8%                                Wichita, Kansas, Hospital Revenue Bonds, RIB (f)(g):
                 AAA      Aaa     12,000      Series III-A, 8.823% due 10/01/2017                                 14,250
                 AAA      Aaa     10,000      Series III-B, 8.864% due 10/21/2022                                 11,875

Kentucky--0.8%   NR*      NR*      4,500    Perry County, Kentucky, Solid Waste Disposal Revenue
                                            Bonds (TJ International Project), AMT, 7% due 6/01/2024                4,979
                 AA-      Aa2      6,345    Trimble County, Kentucky, PCR (Louisville Gas and
                                            Electric Company), AMT, Series A, 7.625% due 11/01/2020                6,914

Louisiana--3.8%  NR*      A3      37,850    Lake Charles, Louisiana, Harbor and Terminal District
                                            Port Facilities, Revenue Refunding Bonds (Trunkline LNG
                                            Company Project), 7.75% due 8/15/2022                                 43,283
                 BB       NR*     10,000    Port New Orleans, Louisiana, IDR, Refunding (Continental
                                            Grain Company Project), 7.50% due 7/01/2013                           11,267
                 BBB      Baa2     1,100    Saint Charles Parish, Louisiana, PCR (Union Carbide
                                            Project), AMT, 7.35% due 11/01/2022                                    1,218

Maine--0.3%      AA       Aa2      3,815    Maine State Housing Authority, Mortgage Purchase, AMT,
                                            Series B-4, 6.90% due 11/15/2026                                       4,053

Maryland--0.5%   AA-      Aa       7,000    Maryland State Stadium Authority, Sports Facilities
                                            Lease Revenue Bonds, AMT, Series D, 7.60% due 12/15/2019               7,463

Massachusetts    AAA      Aaa     36,920    Massachusetts Bay Transportation Authority, General
--5.9%                                      Transportation System, Refunding, Series A, 4.50%
                                            due 3/01/2026 (f)                                                     33,349
                 NR*      Caa     12,350    Massachusetts State Health and Educational Facilities
                                            Authority, Revenue Refunding Bonds (New England
                                            Memorial Hospital), Series B, 6.25% due 7/01/2023                     11,853
                 AAA      Aaa     10,000    Massachusetts State Industrial Finance Agency Revenue
                                            Bonds (Tufts University), Series H, 4.75% due 2/15/2028 (f)            9,380
                 AAA      Aaa     36,000    Massachusetts State Water Resources Authority, General
                                            Refunding Bonds, Series B, 4.50% due 8/01/2022 (h)                    32,744

Michigan--1.8%   AAA      Aaa     15,000    Michigan State Hospital Finance Authority Revenue Bonds
                                            (Sisters of Mercy), INFLOS, 8.666% due 2/15/2022 (g)(h)               17,381
                 BBB      Baa1     9,350    Monroe County, Michigan, PCR (Detroit Edison Company
                                            Project), AMT, Series A, 7.75% due 12/01/2019                         10,027

Minnesota                                   Minnesota State GO, Refunding, UT:
--3.5%           AAA      Aaa     22,470      5% due 6/01/2004                                                    23,415
                 AAA      Aaa     17,285      5% due 6/01/2005                                                    18,065
                 AA+      Aa       5,910    Minnesota State, HFA, S/F Mortgage, AMT, Series A, 7.45%
                                            due 7/01/2022 (b)                                                      6,235
                 AA+      NR*      3,000    Rochester, Minnesota, Health Care Facilities Revenue Bonds
                                            (Mayo Foundation), IRS, Series H, 7.915% due 11/15/2015 (g)            3,472

Mississippi      BBB      Baa2     5,950    Lowndes County, Mississippi, Hospital Revenue Refunding
--0.7%                                      Bonds (Golden Triangle Medical Center), 8.50% due 2/01/2010            6,422
                 NR*      Aaa      4,195    Mississippi Home Corporation, S/F Mortgage Revenue Bonds
                                            (Access Program), AMT, Final Tranche, Series A, 6.90%
                                            due 6/01/2024 (d)                                                      4,510

Missouri--0.8%   BBB      NR*     11,400    Bi-State Development Agency, Missouri and Illinois,
                                            Metropolitan No. 5, Refunding (American Commercial
                                            Lines, Inc.), 7.75% due 6/01/2010                                     12,363

Nebraska--0.2%   AAA      Aaa      3,000    Nebraska Investment Finance Authority, S/F Mortgage Revenue
                                            Bonds, AMT, Series 2, RIB, 11.50% due 9/10/2030 (d)(g)                 3,364

Nevada--1.3%     AAA      Aaa     20,000    Clark County, Neveda, Passenger Facility Charge Revenue
                                            Bonds, 4.75% due 7/01/2022 (f)                                        18,879

New Jersey       NR*      NR*      4,960    New Jersey Health Care Facilities Financing Authority
--1.1%                                      Revenue Bonds (Riverwood Center), Series A, 9.90%
                                            due 7/01/2001 (j)                                                      5,835
                 AA-      A3       9,500    University of Medicine and Dentistry of New Jersey,
                                            Series C, 7.20% due 12/01/1999 (j)                                    10,132

New York--16.2%  A-       Baa1    15,040    Long Island Power Authority, New York, Electric System
                                            Revenue Bonds, Series A, 5.50% due 12/01/2029                         15,239
                                            Metropolitan Transportation Authority, New York, Service
                                            Contract Refunding Bonds (Commuter Facilities),
                                            Series 5:
                 BBB+     Baa1     2,145      6.90% due 7/01/2006                                                  2,333
                 BBB+     Baa1     5,000      7% due 7/01/2012                                                     5,445
                                            New York City, New York, GO, UT:
                 AAA      Aaa      7,240      Series A, 7.75% due 8/15/2001 (j)                                    8,133
                 BBB+     A3      14,315      Series B, 7.75% due 2/01/2002 (j)                                   16,223
                 BBB+     A3       4,000      Series B, 8.25% due 6/01/2006                                        4,938
                 BBB+     A3       3,060      Series B, 7.75% due 2/01/2011                                        3,413
                 BBB+     A3       1,650      Series B, Fiscal 92, 7.75% due 2/01/2014                             1,840
                 BBB+     Aaa      3,495      Series D, Group C, 8% due 8/01/2001 (j)                              3,947
                 AAA      Aaa      5,495      Series F, 8.25% due 11/15/2001 (j)                                   6,303
                                            New York City, New York, Municipal Water Finance Authority,
                                            Water and Sewer System Revenue Bonds:
                 AAA      Aaa     10,000      Series B, 5.75% due 6/15/2026 (f)                                   10,551
                 AAA      Aaa     10,000      Series B, 5.875% due 6/15/2026 (h)                                  10,662
                 AA       Aa3     41,815    New York City, New York, Transitional Finance Authority
                                            Revenue Bonds (Future Tax Secured), Series B, 4.50%
                                            due 11/15/2027                                                        37,488
                 AAA      Aaa      4,585    New York City, New York, UT, RITR, Series 33, 6.64%
                                            due 8/01/2027 (f)(g)                                                   4,700
                 AAA      Aaa     30,000    New York State Dormitory Authority, Hospital Revenue
                                            Refunding Bonds (New York and Presbyterian
                                            Hospitals), 4.75% due 8/01/2027 (b)(c)                                28,028


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                 Municipal Bonds                                                                        National Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
New York                                    New York State Dormitory Authority Revenue Bonds
(concluded)                                 (State University Educational Facilities):
                 A-       A3    $ 11,515      5.50% due 5/15/2026                                            $    11,734
                 A-       A3       6,735      Refunding, Series B, 7.375% due 5/15/2014                            7,217
                 A-       A3       5,000      Series A, 7.50% due 5/15/2013                                        6,361
                 AAA      Aaa     30,000      Series A, 4.75% due 5/15/2025 (f)                                   28,221
                 A+       Aaa      6,000    New York State Local Government Assistance Corporation,
                                            Series A, 7% due 4/01/2002 (j)                                         6,713
                                            New York State Medical Care Facilities, Finance Agency
                                            Revenue Bonds (New York Hospital Mortgage),
                                            Series A (b)(c)(j):
                 AAA      Aaa      8,400      6.75% due 2/15/2005                                                  9,723
                 AAA      Aaa      9,100      6.80% due 2/15/2005                                                 10,557

North            A1+      VMIG1++ 10,500    North Carolina Medical Care Commission, Hospital
Carolina--0.7%                              Revenue Bonds (Pooled Equipment Financing Project),
                                            ACES, 3.60% due 12/01/2025 (a)(f)                                     10,500

Ohio--1.9%       AAA      Aaa     12,000    Cleveland, Ohio, Public Power System Revenue Bonds
                                            (First Mortgage), Series A, 7% due 11/15/2004 (f)(j)                  14,009
                                            Ohio, HFA, S/F Mortgage Revenue Bonds, AMT (d):
                 AAA      Aaa      7,725      RIB, Series B-4, 9.74% due 3/31/2031 (g)                             8,671
                 AA+      NR*      1,485      Series B, 8.25% due 12/15/2019                                       1,554
                 AAA      NR*      3,815      Series C, 7.85% due 9/01/2021                                        4,033

Pennsylvania     AAA      Aaa     11,500    Allegheny County, Pennsylvania, Sanitary
--3.2%                                      Authority, Sewer Revenue Bonds, RITR, Series 20, 6.82%
                                            due 12/01/2024 (f)(g)                                                 11,989
                 BBB      Baa     10,000    Pennsylvania Convention Center Authority, Revenue
                                            Refunding Bonds, Series A, 6.75% due 9/01/2019                        11,190
                 AA       Aa2      8,800    Pennsylvania HFA, Refunding, RIB, AMT, Series 1991-31C,
                                            9.853% due 10/01/2023 (g)                                             10,010
                 AAA      Aaa     10,000    Pennsylvania State Higher Educational Assistance
                                            Agency, Student Loan Revenue Bonds, RIB, AMT, 9.52%
                                            due 9/03/2026 (c)(g)                                                  11,625
                 NR*      NR*      2,000    Pennsylvania State Higher Educational Facilities
                                            Authority, College and University Revenue Bonds
                                            (Eastern College), Series B, 8% due 10/15/2025                         2,359

Rhode            AAA      Aaa      5,250    Rhode Island Depositors Economic Protection
Island--1.0%                                Corporation, Special Obligation Bonds, Series A, 6.95%
                                            due 8/01/2002 (j)                                                      5,895
                 NR*      Aa2      7,975    Rhode Island Housing and Mortgage Finance Corporation,
                                            RITR, Series 30, AMT, 7.77% due 4/01/2029 (g)                          8,653

South            AAA      Aa1      9,085    South Dakota HDA, Homeownership Mortgage, Series A,
Dakota--0.6%                                7.15% due 5/01/2027                                                    9,601

Tennessee        NR*      Aaa     10,000    Knox County, Tennessee, Health, Educational and
--0.7%                                      Housing Facilities Board, Hospital Facilities Revenue Bonds
                                            (Baptist Health System of East Tennessee), 8.60% due 4/15/1999 (j)    10,574

Texas--18.4%                                Brazos River Authority, Texas, PCR (Texas Utilities
                                            Electric Company Project), AMT, Series A:
                 BBB+     Baa1     2,095      8.25% due 1/01/2019                                                  2,176
                 BBB+     Baa1    18,150      7.875% due 3/01/2021                                                19,905
                 A-       A2      12,350    Brazos River Authority, Texas, Revenue Refunding Bonds
                                            (Houston Light and Power), Series 1989-A, 7.625%
                                            due 5/01/2019                                                         13,002
                 AAA      Aaa      5,570    Dallas, Texas, Special Tax Revenue Bonds, Series A, 4.75%
                                            due 8/15/2027 (c)                                                      5,204
                 BBB      Baa1     7,250    Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds
                                            (Champion International Corporation), AMT, 7.45% due 5/01/2026         8,031
                                            Harris County, Texas, Health Facilities Development
                                            Corporation, Hospital Revenue Bonds:
                 A1+      NR*     34,600      (Methodist Hospital), VRDN, 4% due 12/01/2025 (a)                   34,600
                 AAA      Aaa     10,150      RITR, Series 12, 8.72% due 10/01/2004 (f)(g)(j)                     12,649
                 AAA      Aaa     10,000      RITR, Series 23, 6.47% due 6/01/2027 (g)                             9,950
                 A1+      NR*      7,150      Refunding (Methodist Hospital), VRDN, 4% due 12/01/2026 (a)          7,150
                 AAA      Aa3     12,470      (Saint Luke's Episcopal Hospital Project), Series A,
                                              6.75% due 2/15/2021 (i)                                             13,566
                 AAA      Aaa     11,100    Harris County, Texas, Toll Road Revenue Bonds, Senior Lien,
                                            Series A, 6.375% due 8/15/2004 (f)(j)                                 12,544
                                            Houston, Texas, Water and Sewer System Revenue Bonds, RITR (e)(g):
                 AAA      Aaa     15,750      Series 5, 6.72% due 12/01/2027                                      16,518
                 AAA      Aaa     10,620      Series 32, 6.746% due 12/01/2027                                    11,032
                 BB       Ba1      8,005    Jefferson County, Texas, Health Facilities Development
                                            Corporation, Hospital Revenue Bonds (Baptist Healthcare System
                                            Project), 8.875% due 6/01/2021                                         8,376
                 AAA      Aaa     14,000    Lower Colorado River Authority, Texas, Revenue Bonds,
                                            Junior Lien, 7th Supplied Series, 4.75% due 1/01/2028 (h)             13,135
                 BBB      Baa3     3,000    Odessa, Texas, Junior College District, Revenue Refunding
                                            Bonds, Series A, 8.125% due 6/01/2005 (j)                              3,677
                 NR*      VMIG1++  1,900    Port of Arthur, Texas, Navigational District, PCR, Refunding
                                            (Texaco Incorporated Project), VRDN, 4.10% due 10/01/2024 (a)          1,900
                 A1+      VMIG1++  2,600    Sabine River Authority, Texas, PCR, Refunding (Texas
                                            Utilities Project), VRDN, Series A, 3.80% due 3/01/2026 (a)(c)         2,600
                 A+       Aa       3,940    Texas Housing Agency, Residential Development Mortgage
                                            Revenue Bonds, Series A, 7.50% due 7/01/2015 (d)                       4,218
                                            Texas State Turnpike Authority, Dallas North Thruway Revenue
                                            Bonds (President George Bush Turnpike)(e):
                 AAA      Aaa     15,000      5.25% due 1/01/2023                                                 15,022
                 AAA      Aaa     25,000      5% due 1/01/2025                                                    24,285
                 AA       Aa2      4,440    Texas State Veterans' Housing Assistance (Fund II), AMT,
                                            UT, Series A, 7% due 12/01/2025                                        4,793
                 AA       Aa2     16,000    Texas State Water Development, Series A, B and C, 5.25%
                                            due 8/01/2028                                                         16,057
                                            University of Texas, University Revenue Bonds
                                            (Financing Systems), Series B:
                 AAA      Aa1      7,240      4.50% due 8/15/2015                                                  6,787
                 AAA      Aa1      5,560      4.50% due 8/15/2016                                                  5,172

Utah--1.2%       NR*      NR*      2,000    Tooele County, Utah, PCR, Refunding (Laidlaw Environmental),
                                            AMT, Series A, 7.55% due 7/01/2027                                     2,219
                 AAA      Aaa     13,250    Weber County, Utah, Municipal Building Authority,
                                            Lease Revenue Bonds, 7.50% due 12/15/2004 (j)                         15,861

Virginia         NR*      NR*      4,030    Dulles Town Center Community Development Authority, Virginia,
--0.6%                                      Special Assessment Tax Bonds (Dulles Town Center Project),
                                            6.25% due 3/01/2026                                                    4,081
                 AA+      Aa1      4,000    Virginia State, HDA, Commonwealth Mortgage, Series A, 7.15%
                                            due 1/01/2033                                                          4,196

West             NR*      NR*      4,000    Upshur County, West Virginia, Solid Waste Disposal
Virginia--0.3%                              Revenue Bonds (TJ International Project), AMT, 7%
                                            due 7/15/2025                                                          4,481

Wisconsin                                   Wisconsin Housing and EDA, Home Ownership Revenue Bonds:
--2.7%           A1+      MIGI++  21,150      RITR, Series 18, AMT, 7.862% due 9/01/2028 (g)                      23,001
                 AA       Aa       4,860      Series A, 7.10% due 3/01/2023                                        5,176
                                            Wisconsin Housing and EDA, Housing Revenue Bonds:
                 A        A1       5,400      Series B, 7.05% due 11/01/2022                                       5,794
                 A        A1       5,105      Series C, 7% due 5/01/2015                                           5,478

                 Total Investments (Cost--$1,409,192)--101.1%                                                  1,497,351

                 Liabilities in Excess of Other Assets--(1.1%)                                                   (16,364)
                                                                                                             -----------
                 Net Assets--100.0%                                                                          $ 1,480,987
                                                                                                             ===========


              (a)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1998.
              (b)FHA Insured.
              (c)AMBAC Insured.
              (d)GNMA Collateralized.
              (e)FGIC Insured.
              (f)MBIA Insured.
              (g)The interest rate is subject to change periodcially and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1998.
              (h)FSA Insured.
              (i)Escrowed to maturity.
              (j)Prerefunded.
                *Not Rated.
               ++Highest short-term rating issued by Moody's Investors Service,
                 Inc.
                 Ratings of issues shown have not been audited by
                 Deloitte & Touche LLP.

                 See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS                                                                                     (in Thousands)
                 Municipal Bonds                                                                Limited Maturity Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
Arizona--1.2%    AA-      A1     $   200    Central Arizona Water Conservation District,
                                            Contract Revenue Bonds (Central Arizona Project),
                                            Series B, 6.50% due 5/01/2001 (a)                                $       217
                 AA+      Aa1        250    Phoenix, Arizona, Refunding, UT, 5.70% due 7/01/1999                     255
                 A+       A1         200    Pima County, Arizona, Refunding, Series A, 5.60% due 7/01/1999           204
                 AAA      Aaa      4,000    University of Arizona, University Revenue Refunding Bonds,
                                            4.625% due 6/01/2002 (e)                                               4,072
                 AAA      Aaa        200    Yuma County, Arizona, Jail District Revenue Bonds, 4.30%
                                            due 7/01/1999 (c)                                                        201

California       SP1+     MIG1++   5,000    Riverside County, California, TRAN, 4.50% due 9/30/1999                5,045
--3.7%           SP1+     MIG1++  10,000    San Diego, California, TRAN, Series A, 4.50% due 9/30/1999            10,096

Connecticut      AAA      Aaa      2,160    Bridgeport, Connecticut, Refunding, UT, Series A, 4.40%
--3.6%                                      due 9/01/1998 (c)                                                      2,163
                 AAA      Aaa     12,100    Connecticut State Special Assessment (Unemployment
                                            Compensation Advance Fund), Revenue Refunding
                                            Bonds, Series A, 5.50% due 5/15/2001 (c)                              12,598

Florida--2.3%    AAA      Aaa      5,000    Dade County, Florida, GO, UT, 6.50% due 10/01/2001 (a)(c)              5,423
                 AAA      Aaa      4,000    Florida School Boards Association Incorporated,
                                            Lease Revenue Bonds (Orange County School Board Project),
                                            6.80% due 7/01/1998 (c)                                                4,000

Georgia--2.6%    A        NR*      6,410    Burke County, Georgia, Development Authority, PCR,
                                            Refunding (Oglethorpe Power Corporation--Plant
                                            Vogtle Project), Series B, 3.95% due 1/01/1999                         6,419
                 AAA      Aaa      4,000    Georgia Muncipal Electric Authority, General Power Revenue
                                            Refunding Bonds, Series D, 6% due 1/01/2000 (c)                        4,121

Hawaii--2.1%     AAA      Aaa      3,200    Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2001 (f)           3,353
                 A+       A1       5,250    Hawaii State, GO, UT, Series CH, 4.75% due 11/01/1999                  5,314

Illinois--4.5%   AA-      NR*     10,000    Chicago, Illinois, Board of Education, COP (School Reform
                                            Equipment Acquisition), 4.60% due 12/01/1999                          10,104
                 BBB      Baa1     4,625    Illinois Development Finance Authority, Solid Waste Disposal
                                            Revenue Bonds (Waste Management Inc. Project), AMT, 7.125%
                                            due 1/01/2001                                                          4,909
                 AAA      Aaa      3,500    Illinois State Refunding, GO, UT, 5.125% due 12/01/1999 (f)            3,566

Indiana--2.2%    AAA      Aaa      3,000    Indianapolis, Indiana, Airport Authority, Revenue
                                            Refunding Bonds, AMT, Series A, 4.50% due 7/01/2001 (f)                3,029
                 AA       NR*      5,790    Richmond, Indiana, Hospital Authority, Revenue Refunding
                                            Bonds (Reid Hospital & Health Care), 4.35% due 1/01/2002               5,792

Kansas--1.0%     AAA      Aaa      4,000    Kansas State Development Finance Authority Revenue Bonds
                                            (Regents Rehab), Series G-2, 5% due 10/01/2001 (c)                     4,121

Kentucky--2.2%                              Kentucky State Property and Buildings Commission, Revenue
                                            Refunding Bonds:
                 A+       A2       5,000      (Project No. 55), 4.10% due 9/01/1998                                5,004
                 A+       A2       4,000      (Project No. 59), 5% due 11/01/1998                                  4,019

Louisiana        A1+      VMIG1++  5,000    Louisiana State Recovery District, Sales Tax Revenue Bonds,
--1.2%                                      4.25% due 7/01/1998 (d)(g)                                             5,000

Maryland--0.5%   NR*      Aa2      2,000    Maryland State Community Development Administration
                                            Department, Housing and Community Development Refunding Bonds
                                            (S/F Program--First Series), 4.45% due 4/01/2001                       2,010

Massachusetts    NR*      A1         275    Boston, Massachusetts, Economic Development and
--3.9%                                      Industrial Corporation, Public Parking Facility,
                                            Series 1990, 5% due 7/01/2000                                            279
                 AAA      Aaa        205    Massachusetts Education Loan Authority, Educational Loan
                                            Revenue Refunding Bonds, AMT, Issue E, Series B, 5.50%
                                            due 7/01/2001 (c)                                                        212
                 AA-      Aa1        750    Massachusetts State, GO, Refunding, Series B, 6.25% due 8/01/2001        798
                 AAA      Aaa      3,500    Massachusetts State Health and Educational Facilities
                                            Authority Revenue Bonds (Newtown Wellesley Hospital), Series D,
                                            6.90% due 7/01/2001 (a)(f)                                             3,843
                 AA       Aa3        300    Massachusetts State Special Obligation Revenue Bonds
                                            (Highway Improvement Loan), Series A, 5.90%
                                            due 6/01/2001                                                            315
                 A-       A1      10,160    New England Education Loan Marketing Corporation
                                            Refunding Bonds (Massachusetts Student Loan),
                                            Series D, 4.75% due 7/01/1998                                         10,160
                 AA       Aa1        100    Peabody, Massachusetts, GO, Series A, 4.50% due 8/01/2000                101

Michigan--3.9%   AA+      Aa2        110    Ann Arbor, Michigan, School District, Public School
                                            Refunding Bonds, UT, 4.75% due 5/01/2000                                 112
                 AAA      Aaa        105    Chelsea, Michigan, School District, UT, 6.75% due 5/01/2002 (f)          115
                 AAA      Aaa        250    Dearborn, Michigan, Economic Development Corporation,
                                            Hospital Revenue Bonds (Oakwood Obligated
                                            Group), Series A, 6.95% due 8/15/2001 (a)(d)                             276
                 AAA      Aaa      8,000    Detroit, Michigan, Distributable State Aid, UT, 7.20%
                                            due 5/01/1999 (a)(c)                                                   8,390
                 AAA      Aaa        200    Detroit, Michigan, Refunding, Distributable State Aid,
                                            UT, 5.70% due 5/01/2001 (c)                                              209
                 A1       VMIG1++    100    Michigan, Higher Education Student Loan Authority,
                                            Revenue Bonds, VRDN, AMT, Series XII-D, 3.55% due
                                            7/01/1998 (b)(c)                                                         100
                 AA+      Aa2        450    Michigan Municipal Bond Authority, Revenue Refunding
                                            Bonds (Local Government--Qualified School), Series A,
                                            6% due 5/01/2001                                                         473
                 AA       Aa3      6,000    Michigan State Building Authority, Revenue Refunding
                                            Bonds, Series I, 5.80% due 10/01/1998                                  6,033
                 NR*      Aaa        100    Michigan State Hospital Finance Authority Revenue Bonds
                                            (McLaren Obligated Group), Series A, 7.50%
                                            due 9/15/2001 (a)(f)                                                     112

Minnesota        AAA      Aaa      2,385    Metropolitan Council, Minneapolis, St. Paul Metropolitan
--1.3%                                      Area Transit, UT, Series C, 4.75% due 2/01/2000                        2,418
                 AAA      Aaa      2,740    Minnesota State, HFA, Refunding (Rental Housing),
                                            Series D, 4.50% due 8/01/1999(d)                                       2,758

Mississippi      NR*      Baa2     7,200    Lawrence County, Mississippi, PCR (Georgia-Pacific
--4.2%                                      Corporation Project), 4.30% due 12/01/2000                             7,221
                 NR*      Aaa     10,000    Mississippi Higher Education Assistance Corporation,
                                            Student Loan Revenue Bonds, AMT, Series B, 4.80%
                                            due 9/01/1998                                                         10,018

Nebraska--1.5%   A+       A1       6,250    Nebraska Public Power District Revenue Bonds (Consumer
                                            Public Power District), 4.90% due 7/01/1998                            6,250

Nevada--1.2%     AAA      Aaa      4,600    Clark County, Nevada, School District, Series A, 7%
                                            due 6/01/2001 (a)                                                      5,014

New Jersey       NR*      Aaa        300    Bergen County, New Jersey, General Improvement Bonds,
--2.9%                                      UT, 5.20% due 10/01/1999                                                 306
                 AA+      Aaa        400    Monmouth County, New Jersey, General Improvement Bonds,
                                            GO, UT, 6.625% due 8/01/2000                                             409
                 AAA      Aaa      5,715    New Jersey State Educational Facilities Authority
                                            Revenue Bonds (Higher Educational Facilities Trust Fund),
                                            Series A, 5.125% due 9/01/1999 (c)                                     5,810
                 AAA      Aaa        300    New Jersey State Educational Facilities Authority Revenue
                                            Bonds (Princeton University), Series E, 4.05%
                                            due 7/01/2000                                                            301
                 AA+      Aa1      4,250    New Jersey State, Refunding, UT, Series D, 5.10% due 2/15/2000         4,334
                 AAA      Aaa        125    Somerset County, New Jersey, GO, UT, 5.875% due 12/01/2001               133
                 AA+      Aaa        340    Union County, New Jersey, Refunding, GO, UT, 5.875% due 3/01/1999        345

New York         BBB+     Aaa     10,255    Metropolitan Transportation Authority of New York, Service
--18.4%                                     Contract Commuter Facilities, Series 6, 6%
                                            due 7/01/2001 (a)                                                     10,821
                                            Municipal Assistance Corporation:
                 AA       Aa2      4,550      Refunding, Series E, 5.50% due 7/01/2000                             4,687
                 NR*      Aa2        800      Series 68, 7.10% due 7/01/1999 (a)                                     842
                                            New York City, New York, GO:
                 BBB+     A3       2,020      Refunding, Series G, 3.90% due 8/01/1999                             2,022
                 BBB+     A3          60      UT, Series A, 6% due 8/01/2000 (g)                                      62
                                            New York State Dormitory Authority Revenue Bonds
                                            (Consolidated City University System), Series A:
                 BBB+     Baa1     6,675      4.50% due 7/01/1998                                                  6,675
                 BBB+     Baa1    10,885      4.75% due 7/01/1999                                                 10,984
                 AAA      Aaa      3,000    New York State Dormitory Authority Revenue Bonds
                                            (State University Educational), Series A, 7.125%
                                            due 5/15/1999 (a)                                                      3,148
                 A+       Aa2        400    New York State Environmental Facilities Corporation, PCR,
                                            State Water Revolving Fund (New York City Municipal Water
                                            Finance Authority Project), Series E, 5.60% due 6/15/1999                407
                                            New York State Local Government Assistance Corporation (a):
                 A+       Aaa        625      Series A, 7% due 4/01/2001                                             685
                 A+       Aaa      5,000      Series B, 6.25% due 4/01/2002                                        5,469
                 AAA      Aaa        600      Series D, 7% due 4/01/2002                                             671


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in Thousands)
                 Municipal Bonds                                                                Limited Maturity Portfolio

                 S&P      Moody's   Face                                                                           Value
STATE            Ratings  Ratings  Amount   Issue                                                                (Note 1a)
New York         AAA      Aaa    $   725    New York State Medical Care Facilities Finance Agency,
(concluded)                                 Revenue Bonds (Mental Health Services Facilities),
                                            Series A, 7.75% due 2/15/2001 (a)                                $       805
                                            New York State Power Authority, Revenue and General Purpose:
                 AA-      Aa3      5,305      Series A, 5% due 2/15/2002                                           5,459
                 AAA      Aaa      3,570      Series Z, 6.50% due 1/01/2002 (a)                                    3,920
                                            New York State Urban Development Corporation Revenue Bonds:
                 BBB+     Baa1     4,525      (Correctional Capital Facilities), Series 4, 4.90%
                                              due 1/01/2001                                                        4,598
                 BBB+     Aaa      5,000      (State Facilities), 7.50% due 4/01/2001 (a)                          5,545
                 AA-      A1       7,970    Port Authority of New York & New Jersey, Refunding,
                                            Consolidated 113th (1st Installment), 4% due 12/01/2001                7,970
                 A+       Aa3        340    Triborough Bridge and Tunnel Authority, New York,
                                            Revenue Bonds, Series R, 6.90% due 1/01/2000                             355
                 A1+      VMIG1++    100    Triborough Bridge and Tunnel Authority, New York, Special
                                            Obligation, VRDN, 3.20% due 1/01/2024 (b)(f)                             100

Ohio--11.1%      AAA      Aaa      2,000    Cincinnati, Ohio, City School District, TAN, Series B, 5%
                                            due 12/01/1998 (c)                                                     2,012
                 NR*      Aa1      6,000    Franklin County, Ohio, Hospital Revenue Refunding Bonds
                                            (US Health Corp.), Series B, 4.50% due 6/01/2000                       6,056
                 AAA      Aaa      3,135    Kent State University, Ohio, University Revenue Bonds
                                            (General Receipts), Series B, 4.15% due 5/01/2000 (c)                  3,136
                 A+       VMIG1++  7,000    Ohio State Air Quality Development Authority, Revenue
                                            Refunding Bonds (Ohio Edison Project), Series A, 4.35%
                                            due 2/01/2014                                                          7,004
                 AAA      Aa1     12,400    Ohio State Highway, GO, Series V, 4.70% due 5/15/2000                 12,588
                 A1+      P1       8,500    Ohio State Water Development Authority, Pollution
                                            Control Facilities Revenue Bonds (Ohio Edison Company),
                                            Series A, 4.20% due 5/01/2000 (b)                                      8,505
                 NR*      Aaa      6,000    Student Loan Funding Corporation, Cincinnati, Ohio,
                                            Student Loan Revenue Refunding Bonds, AMT,
                                            Series C, 5.70% due 7/01/1999                                          6,108

Oklahoma--0.6%   AA       Aa2      2,400    Tulsa, Oklahoma, GO, UT, 5.125% due 5/01/1999                          2,431

Pennsylvania     AAA      Aaa        300    Beaver County, Pennsylvania, Hospital Authority,
--3.1%                                      Revenue Refunding Bonds (Medical Center of Beaver
                                            County, Inc.), 5.70% due 7/01/1999 (c)                                   306
                 AA       Aa2      1,000    Bucks County, Pennsylvania, UT, Series A, 5.95%
                                            due 3/01/2000                                                          1,034
                 NR*      Aa3        155    Central Bucks, Pennsylvania, School District, UT,
                                            4.50% due 5/15/1999                                                      156
                 AA-      Aa3      6,500    Pennsylvania State, First Series, UT, 4.50% due 3/01/2002              6,585
                 AAA      Aaa      4,145    Pittsburgh, Pennsylvania, Refunding, UT, Series A, 5%
                                            due 3/01/2000 (d)                                                      4,215
                 AAA      Aaa        325    Washington County, Pennsylvania, Lease Authority
                                            Revenue Bonds (Municipal Facility Pooled Capital--
                                            Shadyside Hospital Project), Series C, Sub-Series
                                            C1-A, 7.45% due 6/15/2000 (a)(c)                                         355

Rhode            AAA      Aaa      4,100    Rhode Island State Refunding Bonds (Consolidated
Island--1.1%                                Capital Development Loan), 5.50% due 8/01/2001 (d)                     4,271

South            AAA      Aaa      5,000    Florence County, South Carolina, Hospital Revenue Bonds
Carolina--1.3%                              (McLeod Regional Medical Center Project), 6.75%
                                            due 11/01/2000 (a)(f)                                                  5,406

Tennessee        AA       NR*     11,885    Clarksville, Tennessee, Public Building Authority,
--2.9%                                      Revenue Refunding Bonds (Pooled Loan Program), 4.40%
                                            due 12/01/1998                                                        11,924

Texas--6.2%      A1+      NR*      2,000    Harris County, Texas, Health Facilities Development
                                            Corporation, Hospital Revenue Bonds (Methodist
                                            Hospital), VRDN, 4% due 12/01/2025 (b)                                 2,000
                 AAA      Aaa      3,925    Houston, Texas, Independent School District, 6.375%
                                            due 8/15/2001                                                          4,189
                 AAA      Aaa      2,600    Houston, Texas, Water and Sewer Systems, Revenue
                                            Refunding Bonds, Junior Lien, Series C, 5.90%
                                            due 12/01/1999 (c)                                                     2,675
                 AA       Aa1      3,000    San Antonio, Texas, Electric and Gas Revenue
                                            Refunding Bonds, 5.25% due 2/01/2000                                   3,063
                 AAA      Aaa      8,825    Texas National Research Laboratory Commission
                                            Financing Corporation, Lease Revenue Bonds
                                            (Superconducting Super Collider Project), 7.10%
                                            due 12/01/2001 (a)                                                     9,839
                 AA       Aa2      3,600    Texas State University System, GO, 4.75% due 8/15/2001                 3,676

Virginia--2.7%   AA       A1       3,330    Richmond, Virginia, Equipment Notes, 4.25% due 5/15/2002               3,342
                 AA       Aa2      5,000    Virginia College Building Authority, Educational
                                            Facilities Revenue Bonds (Equipment Leasing
                                            Program), 4.75% due 2/01/2002                                          5,101
                 AA       Aa2      2,555    Virginia State Transportation Board, Transportation
                                            Contract Revenue Bonds (US Route 58 Corridor),
                                            Series B, 5% due 5/15/2000                                             2,603

Washington       AAA      NR*      5,000    King County, Washington, School District No. 414
--8.2%                                      (Lake Washington), UT, 7% due 12/01/2000 (a)                           5,352
                 AAA      Aaa      5,000    Seattle, Washington, Seattle Metropolitan Municipality,
                                            Sewer Revenue Bonds, Series U, 6.60% due 1/01/2001 (a)(f)              5,398
                 AA       Aa2      6,750    South Columbia, Washington, Hydroelectric Crossover
                                            Revenue Refunding Bonds (Basin Irrigation District),
                                            5.75% due 6/01/2000                                                    6,973
                                            Washington State Refunding Bonds, Motor Vehicle Fuel Tax:
                 AA+      Aa1      2,000      Series R-94B, 4.20% due 9/01/1998                                    2,002
                 AA+      Aa1      2,285      Series R-96A, 5% due 7/01/1998                                       2,285
                 AA+      Aa1      3,000    Washington State, Refunding, Series R-92B, 6.80% due 8/01/2000 (a)     3,172
                 AA+      Aa1      8,000    Washington State Variable Purpose, Series B, 6.20% due 9/01/2001       8,512

Wisconsin        AA+      Aa1      6,510    Milwaukee, Wisconsin, Metropolitan Sewer District,
--4.2%                                      Refunding Bonds, Series A, 4.25% due 10/01/2000                        6,557
                 AA       Aa2      4,385    Wisconsin State, GO, Series C, 5.50% due 5/01/2000                     4,512
                 AAA      NR*      5,720    Wisconsin State Health and Educational Facilities Authority
                                            Revenue Bonds (Medical College of Wisconsin), Series D,
                                            7.35% due 12/01/2000 (a)                                               6,243

Wyoming--0.0%    NR*      P1         100    Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc.
                                            Project), VRDN, 3.75% due 8/15/2020 (b)                                  100

                 Total Investments (Cost--$430,338)--105.8%                                                      432,791

                 Liabilities in Excess of Other Assets--(5.8%)                                                   (23,788)
                                                                                                             -----------
                 Net Assets--100.0%                                                                          $   409,003
                                                                                                             ===========


              (a)Prerefunded.
              (b)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1998. The bonds are payable prior to maturity at the interest reset date.
              (c)AMBAC Insured.
              (d)MBIA Insured.
              (e)FSA Insured.
              (f)FGIC Insured.
              (g)Escrowed to maturity.
                *Not Rated.
               ++Highest short-term rating issued by Moody's Investors
                 Service, Inc.
                 Ratings of issues shown have not been audited by
                 Deloitte & Touche LLP.

                 See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


STATEMENTS OF ASSETS AND LIABILITIES
                                                                                                              Limited
                                                                         Insured          National            Maturity
                    As of June 30, 1998                                 Portfolio         Portfolio          Portfolio
Assets:             Investments, at value* (Note 1a)                 $1,916,884,364    $1,497,350,555     $  432,791,445
                    Cash                                                     97,272           276,759             81,192
                    Receivables:
                      Interest                                           26,336,546        22,011,409          5,957,067
                      Capital shares sold                                   509,030         1,134,500              1,103
                      Securities sold                                       135,000           485,309            320,026
                    Prepaid registration fees and other
                    assets (Note 1e)                                        795,407            41,452             41,589
                                                                     --------------    --------------     --------------
                    Total assets                                      1,944,757,619     1,521,299,984        439,192,422
                                                                     --------------    --------------     --------------

Liabilities:        Payables:
                      Securities purchased                                       --        34,751,868         25,000,847
                      Capital shares redeemed                             2,362,933         2,748,546          4,533,393
                      Dividends to shareholders (Note 1f)                 2,100,965         1,688,678            340,755
                      Investment adviser (Note 2)                           580,211           581,388            111,172
                      Distributor (Note 2)                                  330,266           290,454             19,067
                    Accrued expenses and other liabilities                  405,616           251,585            184,516
                                                                     --------------    --------------     --------------
                    Total liabilities                                     5,779,991        40,312,519         30,189,750
                                                                     --------------    --------------     --------------

Net Assets:         Net assets                                       $1,938,977,628    $1,480,987,465     $  409,002,672
                                                                     ==============    ==============     ==============

Net Assets          Class A Common Stock, $0.10 par value++          $   16,699,135    $    9,072,449     $    2,966,928
Consist of:         Class B Common Stock, $0.10 par value++++             6,050,933         3,826,108            448,644
                    Class C Common Stock, $0.10 par value++++++             177,408           386,238                866
                    Class D Common Stock, $0.10 par value++++++++           590,971           640,618            687,858
                    Paid-in capital in excess of par                  1,759,814,431     1,398,372,027        404,510,518
                    Undistributed (accumulated) realized
                    capital gains (losses)--net (Note 5)                 37,787,956       (19,468,291)        (2,065,259)
                    Unrealized appreciation on investments--net         117,856,794        88,158,316          2,453,117
                                                                     --------------    --------------     --------------
                    Net assets                                       $1,938,977,628    $1,480,987,465     $  409,002,672
                                                                     ==============    ==============     ==============

Net Asset           Class A:
Value:                Net assets                                     $1,377,025,019    $  964,940,007     $  295,640,497
                                                                     ==============    ==============     ==============
                      Shares outstanding                                166,991,356        90,724,493         29,669,282
                                                                     ==============    ==============     ==============
                      Net asset value and redemption
                      price per share                                $         8.25    $        10.64     $         9.96
                                                                     ==============    ==============     ==============
                    Class B:
                      Net assets                                     $  498,623,414    $  406,797,899     $   44,713,800
                                                                     ==============    ==============     ==============
                      Shares outstanding                                 60,509,332        38,261,083          4,486,438
                                                                     ==============    ==============     ==============
                      Net asset value and redemption
                      price per share                                $         8.24    $        10.63     $         9.97
                                                                     ==============    ==============     ==============
                    Class C:
                      Net assets                                     $   14,623,383    $   41,087,135     $       86,039
                                                                     ==============    ==============     ==============
                      Shares outstanding                                  1,774,077         3,862,380              8,659
                                                                     ==============    ==============     ==============
                      Net asset value and redemption
                      price per share                                $         8.24     $       10.64     $         9.94
                                                                     ==============    ==============     ==============
                    Class D:
                      Net assets                                     $   48,705,812    $   68,162,424     $   68,562,336
                                                                     ==============    ==============     ==============
                      Shares outstanding                                  5,909,708         6,406,178          6,878,580
                                                                     ==============    ==============     ==============
                      Net asset value and redemption
                      price per share                                $         8.24     $       10.64     $         9.97
                                                                     ==============    ==============     ==============

                     *Identified cost                                $1,799,027,570    $1,409,192,239     $  430,338,328
                                                                     ==============    ==============     ==============
                    ++Authorized shares--Class A                        500,000,000       375,000,000        150,000,000
                                                                     ==============    ==============     ==============
                  ++++Authorized shares--Class B                        375,000,000       375,000,000        150,000,000
                                                                     ==============    ==============     ==============
                ++++++Authorized shares--Class C                        375,000,000       375,000,000        150,000,000
                                                                     ==============    ==============     ==============
              ++++++++Authorized shares--Class D                        500,000,000       375,000,000        150,000,000
                                                                     ==============    ==============     ==============


                      See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
<CAPTTION>
                                                                                                              Limited
                                                                         Insured           National           Maturity
                    For the Year Ended June 30, 1998                    Portfolio         Portfolio          Portfolio
Investment          Interest and amortization of premium
Income (Note 1d):   and discount earned                              $  115,438,056    $   91,583,829     $   17,512,313
                                                                     --------------    --------------     --------------

Expenses:           Investment advisory fees (Note 2)                     7,298,381         7,125,632          1,353,388
                    Account maintenance and distribution
                    fees--Class B (Note 2)                                3,988,230         3,075,384            171,526
                    Transfer agent fees--Class A (Note 2)                   428,891           349,597             75,319
                    Accounting services (Note 2)                            221,591           170,810             30,003
                    Transfer agent fees--Class B (Note 2)                   204,359           184,777             15,708
                    Account maintenance and distribution
                    fees--Class C (Note 2)                                  108,808           266,883                566
                    Custodian fees                                          169,542           138,556             41,323
                    Account maintenance fees--Class D (Note 2)              131,950           175,476             39,089
                    Registration fees (Note 1e)                              22,812           107,393            156,401
                    Printing and shareholder reports                        127,113            72,116                334
                    Professional fees                                        64,822            20,092             41,885
                    Pricing services                                         38,695            22,891             11,445
                    Transfer agent fees--Class D (Note 2)                    15,751            24,661             10,629
                    Directors' fees and expenses                             20,117            14,991              5,979
                    Transfer agent fees--Class C (Note 2)                     5,119            14,789                 67
                    Other                                                        --            23,645                 --
                                                                     --------------    --------------     --------------
                    Total expenses                                       12,846,181        11,787,693          1,953,662
                                                                     --------------    --------------     --------------
                    Investment income--net                              102,591,875        79,796,136         15,558,651
                                                                     --------------    --------------     --------------

Realized &          Realized gain on investments--net                    44,682,184        39,111,030            395,414
Unrealized Gain     Change in unrealized appreciation on
(Loss) on           investments--net                                      5,253,448        (2,308,236)           789,704
Investments--Net                                                     --------------    --------------     --------------
(Notes 1b, 1d       Net Increase in Net Assets Resulting
& 3):               from Operations                                  $  152,527,507    $  116,598,930     $   16,743,769
                                                                     ==============    ==============     ==============


                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS
                                                                Insured Portfolio                 National Portfolio
                                                                   For the Year                       For the Year
                                                                 Ended  June 30,                     Ended June 30,
                    Increase (Decrease) in Net Assets:       1998             1997             1998             1997
Operations:         Investment income--net            $  102,591,875    $  119,207,937   $   79,796,136   $   82,141,900
                    Realized gain on
                    investments--net                      44,682,184        37,935,579       39,111,030       18,687,317
                    Change in unrealized
                    appreciation/depreciation
                    on investments--net                    5,253,448         5,465,463       (2,308,236)      18,217,116
                                                      --------------    --------------   --------------   --------------
                    Net increase in net
                    assets resulting
                    from operations                      152,527,507       162,608,979      116,598,930      119,046,333
                                                      --------------    --------------   --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                            (75,235,351)      (84,438,105)     (54,724,558)     (57,401,862)
Shareholders          Class B                            (24,092,878)      (31,486,251)     (19,749,158)     (20,879,493)
(Note 1f):            Class C                               (608,829)         (800,743)      (1,588,802)      (1,024,766)
                      Class D                             (2,654,817)       (2,482,838)      (3,733,618)      (2,835,779)
                    Realized gain on
                    investments--net:
                      Class A                             (2,005,059)               --               --               --
                      Class B                               (747,289)               --               --               --
                      Class C                                (18,784)               --               --               --
                      Class D                                (76,185)               --               --               --
                                                      --------------    --------------   --------------   --------------
                    Net decrease in net assets
                    resulting from dividends
                    and distributions to
                    shareholders.                       (105,439,192)     (119,207,937)     (79,796,136)     (82,141,900)
                                                      --------------    --------------   --------------   --------------

Capital Share       Net proceeds from issuance of
Transactions        capital shares                                --                --               --               --
(Note 4):           Net proceeds from issuance of
                    capital shares resulting from
                    reorganization                                --                --               --               --
                                                      --------------    --------------   --------------   --------------
                    Net increase (decrease) in
                    net assets derived from capital
                    share transactions                  (160,344,787)     (357,799,862)     (33,702,285)         916,838
                                                      --------------    --------------   --------------   --------------

Net Assets:         Total increase (decrease)
                    in net assets                       (113,256,472)     (314,398,820)       3,100,509       37,821,271
                    Beginning of year                  2,052,234,100     2,366,632,920    1,477,886,956    1,440,065,685
                                                      --------------    --------------   --------------   --------------
                    End of year                       $1,938,977,628    $2,052,234,100   $1,480,987,465   $1,477,886,956
                                                      ==============    ==============   ==============   ==============



                                                                                              Limited Maturity Portfolio
                                                                                                      For the Year
                                                                                                     Ended June 30,
                    Increase (Decrease) in Net Assets:                                         1998             1997
Operations:         Investment income--net                                               $   15,558,651   $   18,141,276
                    Realized gain on investments--net                                           395,414        1,870,059
                    Change in unrealized
                    appreciation/depreciation on investments--net                               789,704          104,267
                                                                                         --------------   --------------
                    Net increase in net assets resulting
                    from operations                                                          16,743,769       20,115,602
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (12,354,558)     (15,176,552)
Shareholders          Class B                                                                (1,724,528)      (2,274,531)
(Note 1f):            Class C                                                                    (5,682)          (6,456)
                      Class D                                                                (1,473,883)        (683,737)
                    Realized gain on investments--net:
                      Class A                                                                        --         (666,000)
                      Class B                                                                        --         (108,061)
                      Class C                                                                        --             (293)
                      Class D                                                                        --          (28,170)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                       (15,558,651)     (18,943,800)
                                                                                         --------------   --------------

Capital Share       Net proceeds from issuance of capital shares                            (42,037,027)              --
Transactions        Net proceeds from issuance of capital shares resulting from
(Note 4):           reorganization                                                           31,447,783               --
                                                                                         --------------   --------------
                    Net increase (decrease) in net assets derived from
                    capital share transactions                                              (10,589,244)     (86,916,618)
                                                                                         ==============   ==============

Net Assets:         Total increase (decrease) in net assets                                  (9,404,126)     (85,744,816)
                    Beginning of year                                                       418,406,798      504,151,614
                                                                                         --------------   --------------
                    End of year                                                          $  409,002,672   $  418,406,798
                                                                                         ==============   ==============


                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS


The following per share data and ratios have been derived                   Insured Portfolio
from information provided in the financial statements.                            Class A
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997          1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $       8.06  $       7.91   $       7.92   $       7.88   $       8.64
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .43           .45            .44            .46            .47
                    Realized and unrealized gain
                    (loss) on investments--net            .20           .15           (.01)           .18           (.53)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .63           .60            .43            .64           (.06)
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.43)         (.45)          (.44)          (.46)          (.47)
                      Realized gain on
                      investments--net                   (.01)           --             --           (.14)          (.23)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.44)         (.45)          (.44)          (.60)          (.70)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $       8.25  $       8.06   $       7.91   $       7.92   $       7.88
                                                 ============  ============   ============   ============   ============

Total Investment    Based on net asset
Return:*            value per share                     8.05%         7.72%          5.51%          8.60%         (1.08%)
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                             .42%          .44%           .43%           .43%           .42%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              5.29%         5.58%          5.55%          5.78%          5.53%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $  1,377,025  $  1,441,785   $  1,572,835   $  1,706,064   $  1,941,741
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                102.89%        74.40%         78.49%         35.61%         28.34%
                                                 ============  ============   ============   ============   ============





The following per share data and ratios have been derived                   Insured Portfolio
from information provided in the financial statements.                            Class B
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997           1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $       8.05  $       7.91   $       7.92   $       7.87   $       8.63
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .37           .39            .38            .40            .40
                    Realized and unrealized
                    gain (loss) on
                    investments--net                      .20           .14           (.01)           .19           (.53)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .57           .53            .37            .59           (.13)
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.37)         (.39)          (.38)          (.40)          (.40)
                      Realized gain on
                      investments--net                   (.01)           --             --           (.14)          (.23)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.38)         (.39)          (.38)          (.54)          (.63)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $       8.24  $       8.05   $       7.91   $       7.92   $       7.87
                                                 ============  ============   ============   ============   ============
Total Investment    Based on net asset
Return:*            value per share                     7.24%         6.78%          4.71%          7.91%         (1.81%)
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                            1.18%         1.19%          1.19%          1.19%          1.17%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              4.53%         4.82%          4.80%          5.03%          4.78%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $    498,624  $    560,105   $    723,090   $    782,748   $    866,193
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                102.89%        74.40%         78.49%         35.61%         28.34%
                                                 ============  ============   ============   ============   ============


                   *Total investment returns exclude the effects of sales loads.

                    See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998

FINANCIAL HIGHLIGHTS (continued)
                                                                                      Insured Portfolio
                                                                                          Class C
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value, beginning of period      $       8.06  $        7.91    $       7.92   $       7.68
Operating                                                     ------------  -------------    ------------   ------------
Performance:        Investment income--net                             .37            .38             .38            .27
                    Realized and unrealized gain
                    (loss) on investments--net                         .19            .15            (.01)           .38
                                                              ------------  -------------    ------------   ------------
                    Total from investment operations                   .56            .53             .37            .65
                                                              ------------  -------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.37)          (.38)           (.38)          (.27)
                      Realized gain on investments--net               (.01)            --              --           (.14)
                                                              ------------  -------------    ------------   ------------
                    Total dividends and distributions                 (.38)          (.38)           (.38)          (.41)
                                                              ------------  -------------    ------------   ------------
                    Net asset value, end of period            $       8.24   $       8.06    $       7.91   $       7.92
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               7.05%          6.86%           4.65%          8.83%+++
Return:**                                                     ============   ============    ============   ============


Ratios to Average   Expenses                                         1.23%          1.25%           1.24%          1.23%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           4.48%          4.77%           4.75%          4.93%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $     14,623   $     11,922    $     18,936   $      7,756
                                                              ============   ============    ============   ============
                    Portfolio turnover                             102.89%         74.40%          78.49%         35.61%
                                                              ============   ============    ============   ============

                                                                                      Insured Portfolio
                                                                                          Class D
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value,
Operating           beginning of period                       $       8.06   $       7.91    $       7.92   $       7.68
Performance:                                                  ------------   ------------    ------------   ------------
                    Investment income--net                             .41            .43             .42            .29
                    Realized and unrealized gain
                    (loss) on investments--net                         .19            .15            (.01)           .38
                                                              ------------   ------------    ------------   ------------
                    Total from investment operations                   .60            .58             .41            .67
                                                              ------------   ------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.41)          (.43)           (.42)          (.29)
                      Realized gain on investments--net               (.01)            --              --           (.14)
                                                              ------------   ------------    ------------   ------------
                    Total dividends and distributions                 (.42)          (.43)           (.42)          (.43)
                                                              ------------   ------------    ------------   ------------
                    Net asset value, end of period            $       8.24   $       8.06    $       7.91   $       7.92
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               7.65%          7.46%           5.25%          9.24%+++
Return:**                                                     ============   ============    ============   ============

Ratios to Average   Expenses                                          .67%           .69%            .68%           .68%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           5.03%          5.33%           5.31%          5.50%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $     48,706   $     38,422    $     51,772   $     26,015
                                                              ============   ============    ============   ============
                    Portfolio turnover                             102.89%         74.40%          78.49%         35.61%
                                                              ============   ============    ============   ============


The following per share data and ratios have been derived                  National Portfolio
from information provided in the financial statements.                            Class A
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997           1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $      10.38  $      10.11   $      10.02   $      10.08   $      11.02
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .59           .60            .60            .60            .62
                    Realized and unrealized
                    gain (loss) on
                    investments--net                      .26           .27            .09            .15           (.64)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .85           .87            .69            .75           (.02)
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.59)         (.60)          (.60)          (.60)          (.62)
                      Realized gain on
                      investments--net                     --            --             --           (.19)          (.30)
                      In excess of realized
                      gain on investments--net             --            --             --           (.02)            --
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.59)         (.60)          (.60)          (.81)          (.92)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $      10.64  $      10.38   $      10.11   $      10.02   $      10.08
                                                 ============  ============   ============   ============   ============

Total Investment    Based on net asset
Return:**           value per share                     8.36%         8.84%          6.98%          7.89%          (.47%)
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                             .55%          .55%           .56%           .56%           .55%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              5.58%         5.86%          5.89%          6.01%          5.72%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $    964,940  $    983,650   $    983,550   $  1,059,440   $  1,203,181
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                142.02%        99.52%         95.09%        103.65%         73.33%
                                                 ============  ============   ============   ============   ============



The following per share data and ratios have been derived                  National Portfolio
from information provided in the financial statements.                            Class B
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997           1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $      10.37  $      10.11   $      10.02   $      10.07   $      11.02
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .51           .52            .52            .52            .54
                    Realized and unrealized
                    gain (loss) on
                    investments--net                      .26           .26            .09            .16           (.65)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .77           .78            .61            .68           (.11)
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.51)         (.52)          (.52)          (.52)          (.54)
                      Realized gain on
                      investments--net                     --            --             --           (.19)          (.30)
                      In excess of realized
                      gain on investments--net             --            --             --           (.02)            --
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.51)         (.52)          (.52)          (.73)          (.84)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $      10.63  $      10.37   $      10.11   $      10.02   $      10.07
                                                 ============  ============   ============   ============   ============

Total Investment    Based on net asset
Return:**           value per share                     7.55%         7.92%          6.17%          7.28%         (1.39%)
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                            1.31%         1.31%          1.32%          1.32%          1.30%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              4.82%         5.10%          5.13%          5.25%          4.97%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $    406,798  $    415,103   $    399,341   $    419,933   $    459,169
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                142.02%        99.52%         95.09%        103.65%         73.33%
                                                 ============  ============   ============   ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998

FINANCIAL HIGHLIGHTS (continued)
                                                                                     National Portfolio
                                                                                          Class C
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value, beginning of period      $      10.38  $       10.11    $      10.03   $       9.85
Operating                                                     ------------  -------------    ------------   ------------
Performance:        Investment income--net                             .50            .52             .52            .36
                    Realized and unrealized gain
                    on investments--net                                .26            .27             .08            .39
                                                              ------------  -------------    ------------   ------------
                    Total from investment operations                   .76            .79             .60            .75
                                                              ------------  -------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.50)          (.52)           (.52)          (.36)
                      Realized gain on investments--net                 --             --              --           (.19)
                      In excess of realized gain on
                      investments--net                                  --             --              --           (.02)
                                                              ------------  -------------    ------------   ------------
                    Total dividends and distributions                 (.50)          (.52)           (.52)          (.57)
                                                              ------------  -------------    ------------   ------------
                    Net asset value, end of period            $      10.64   $      10.38    $      10.11   $      10.03
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               7.49%          7.97%           6.01%          7.97%+++
Return:**                                                     ============   ============    ============   ============

Ratios to Average   Expenses                                         1.36%          1.36%           1.37%          1.37%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           4.76%          5.04%           5.08%          5.21%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $     41,087   $     28,096    $     13,291   $      5,195
                                                              ============   ============    ============   ============
                    Portfolio turnover                             142.02%         99.52%          95.09%        103.65%
                                                              ============   ============    ============   ============



                                                                                     National Portfolio
                                                                                          Class D
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value, beginning of period      $      10.39  $       10.12    $      10.03   $       9.85
Operating                                                     ------------  -------------    ------------   ------------
Performance:        Investment income--net                             .56            .58             .57            .40
                    Realized and unrealized gain
                    on investments--net                                .25            .27             .09            .39
                                                              ------------  -------------    ------------   ------------
                    Total from investment operations                   .81            .85             .66            .79
                                                              ------------  -------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.56)          (.58)           (.57)          (.40)
                      Realized gain on investments--net                 --             --              --           (.19)
                      In excess of realized gain on
                      investments--net                                  --             --              --           (.02)
                                                              ------------  -------------    ------------   ------------
                    Total dividends and distributions                 (.56)          (.58)           (.57)          (.61)
                                                              ------------  -------------    ------------   ------------
                    Net asset value, end of period            $      10.64   $      10.39    $      10.12   $      10.03
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               7.99%          8.57%           6.71%          8.37%+++
Return:**                                                     ============   ============    ============   ============

Ratios to Average   Expenses                                          .80%           .80%            .81%           .81%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           5.32%          5.60%           5.64%          5.78%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $     68,162   $     51,038    $     43,884   $     19,656
                                                              ============   ============    ============   ============
                    Portfolio turnover                             142.02%         99.52%          95.09%        103.65%
                                                              ============   ============    ============   ============


The following per share data and ratios have been derived                 Limited Maturity Portfolio
from information provided in the financial statements.                            Class A
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997           1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $       9.93  $       9.91   $       9.92   $       9.87   $      10.01
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .39           .39            .38            .38            .37
                    Realized and unrealized
                    gain (loss) on
                    investments--net                      .03           .04           (.01)           .05           (.14)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .42           .43            .37            .43            .23
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.39)         (.39)          (.38)          (.38)          (.37)
                      Realized gain on
                      investments--net                     --          (.02)            --             --             --
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.39)         (.41)          (.38)          (.38)          (.37)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $       9.96  $       9.93   $       9.91   $       9.92   $       9.87
                                                 ============  ============   ============   ============   ============

Total Investment    Based on net asset
Return:**           value per share                     4.26%         4.40%          3.75%          4.53%          2.30%
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                             .43%          .39%           .44%           .41%           .40%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              3.88%         3.93%          3.83%          3.86%          3.68%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $    295,641  $    343,641   $    417,097   $    536,474   $    790,142
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                 72.69%        61.90%         88.32%         37.33%         45.67%
                                                 ============  ============   ============   ============   ============

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


FINANCIAL HIGHLIGHTS (concluded)
The following per share data and ratios have been derived                 Limited Maturity Portfolio
from information provided in the financial statements.                            Class B
                                                                       For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:               1998          1997           1996           1995          1994
Per Share           Net asset value,
Operating           beginning of year            $       9.94  $       9.91   $       9.92   $       9.87   $      10.01
Performance:                                     ------------  ------------   ------------   ------------   ------------
                    Investment income--net                .35           .36            .35            .35            .33
                    Realized and unrealized
                    gain (loss) on
                    investments--net                      .03           .05           (.01)           .05           (.14)
                                                 ------------  ------------   ------------   ------------   ------------
                    Total from investment
                    operations                            .38           .41            .34            .40            .19
                                                 ------------  ------------   ------------   ------------   ------------
                    Less dividends and
                    distributions:
                      Investment income--net             (.35)         (.36)          (.35)          (.35)          (.33)
                      Realized gain on
                      investments--net                     --          (.02)            --             --             --
                                                 ------------  ------------   ------------   ------------   ------------
                    Total dividends and
                    distributions                        (.35)         (.38)          (.35)          (.35)          (.33)
                                                 ------------  ------------   ------------   ------------   ------------
                    Net asset value,
                    end of year                  $       9.97  $       9.94   $       9.91   $       9.92   $       9.87
                                                 ============  ============   ============   ============   ============

Total Investment    Based on net asset
Return:**           value per share                     3.89%         4.13%          3.37%          4.14%          1.98%
                                                 ============  ============   ============   ============   ============

Ratios to Average   Expenses                             .78%          .75%           .80%           .78%           .76%
Net Assets:                                      ============  ============   ============   ============   ============
                    Investment income--net              3.43%         3.58%          3.46%          3.50%          3.33%
                                                 ============  ============   ============   ============   ============

Supplemental        Net assets, end of year
Data:               (in thousands)               $     44,714  $     54,275   $     71,075   $    129,581   $    145,534
                                                 ============  ============   ============   ============   ============
                    Portfolio turnover                 72.69%        61.90%         88.32%         37.33%         45.67%
                                                 ============  ============   ============   ============   ============



                                                                                  Limited Maturity Portfolio
                                                                                          Class C
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value, beginning of period      $       9.91  $        9.88    $       9.92   $       9.83
Operating                                                     ------------  -------------    ------------   ------------
Performance:        Investment income--net                             .35            .35             .34            .25
                    Realized and unrealized gain (loss)
                    on investments--net                                .03            .05            (.04)           .09
                                                              ------------  -------------    ------------   ------------
                    Total from investment operations                   .38            .40             .30            .34
                                                              ------------  -------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.35)          (.35)           (.34)          (.25)
                      Realized gain on investments--net                 --           (.02)             --             --
                                                              ------------  -------------    ------------   ------------
                    Total dividends and distributions                 (.35)          (.37)           (.34)          (.25)
                                                              ------------  -------------    ------------   ------------
                    Net asset value, end of period            $       9.94   $       9.91    $       9.88   $       9.92
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               3.88%          4.11%           2.97%          3.52%+++
Return:**                                                     ============   ============    ============   ============

Ratios to Average   Expenses                                          .79%           .75%            .80%           .70%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           4.27%          3.57%           3.41%          3.61%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $         86   $        108    $         94   $      3,965
                                                              ============   ============    ============   ============
                    Portfolio turnover                              72.69%         61.90%          88.32%         37.33%
                                                              ============   ============    ============   ============


                                                                                  Limited Maturity Portfolio
                                                                                          Class D
The following per share data and ratios have been derived                                                 For the Period
from information provided in the financial statements.                                                   Oct. 21, 1994++
                                                                       For the Year Ended June 30,         to June 30,
Increase (Decrease) in Net Asset Value:                           1998           1997             1996         1995
Per Share           Net asset value, beginning of period      $       9.94  $        9.91    $       9.93   $       9.83
Operating                                                     ------------  -------------    ------------   ------------
Performance:        Investment income--net                             .38            .38             .37            .26
                    Realized and unrealized gain
                    (loss) on investments--net                         .03            .05            (.02)           .10
                                                              ------------  -------------    ------------   ------------
                    Total from investment operations                   .41            .43             .35            .36
                                                              ------------  -------------    ------------   ------------
                    Less dividends and distributions:
                      Investment income--net                          (.38)          (.38)           (.37)          (.26)
                      Realized gain on investments--net                 --           (.02)             --             --
                                                              ------------  -------------    ------------   ------------
                    Total dividends and distributions                 (.38)          (.40)           (.37)          (.26)
                                                              ------------  -------------    ------------   ------------
                    Net asset value, end of period            $       9.97   $       9.94    $       9.91   $       9.93
                                                              ============   ============    ============   ============

Total Investment    Based on net asset value per share               4.16%          4.40%           3.55%          3.73%+++
Return:**                                                     ============   ============    ============   ============

Ratios to Average   Expenses                                          .54%           .48%            .54%           .53%*
Net Assets:                                                   ============   ============    ============   ============
                    Investment income--net                           3.89%          3.84%           3.71%          3.78%*
                                                              ============   ============    ============   ============

Supplemental        Net assets, end of period
Data:               (in thousands)                            $     68,562   $     20,383    $     15,886   $     11,258
                                                              ============   ============    ============   ============
                    Portfolio turnover                              72.69%         61.90%          88.32%         37.33%
                                                              ============   ============    ============   ============


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Insured Portfolio: Where bonds in the Portfolio have not been insured pursuant to policies obtained by the issuer, the Fund has obtained insurance with respect to the payment of interest and principal of each bond. Such insurance is valid as long as the bonds are held by the Fund.

All Portfolios: Municipal bonds and money market securities are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Positions in futures contracts and options thereon, which are traded on exchanges, are valued at closing prices as of the close of such exchanges. Assets for which market quotations are not readily available are valued at fair value on a consistent basis using methods determined in good faith by the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund's Portfolios may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


                                            Rate of Advisory Fee

Aggregate of Average Daily                                   Limited
Net Assets of the Three                Insured    National   Maturity
Combined Portfolios                   Portfolio  Portfolio  Portfolio

Not exceeding $250 million               .40  %     .50  %     .40  %

In excess of $250 million
but not exceeding $400 million           .375       .475       .375

In excess of $400 million
but not exceeding $550 million           .375       .475       .35

In excess of $550 million
but not exceeding $1.5 billion           .375       .475       .325

In excess of $1.5 billion                .35        .475       .325



Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:



                  Account Maintenance Fees           Distribution Fees

                                    Limited                           Limited
             Insured     National   Maturity   Insured    National    Maturity
            Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio

Class B         .25%        .25%       .15%       .50%       .50%        .20%
Class C         .25%        .25%       .15%       .55%       .55%        .20%
Class D         .25%        .25%       .10%        --         --          --



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended June 30, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                                             Limited
                                 Insured       National      Maturity
                                Portfolio     Portfolio     Portfolio

Class A Shares:
MLFD                             $ 23,596       $ 15,549     $    875
MLPF&S                            181,328        128,510        6,977

Class D Shares:
MLFD                                7,738         13,622        1,509
MLPF&S                             69,238        109,861       13,480


For the year ended June 30, 1998, MLPF&S received contingent deferred sales charges of $930,762 relating to transactions in Class B Shares, amounting to $351,356, $554,547 and $24,859 in the Insured, National and Limited Maturity Portfolios, respectively, and $11,942 relating to transactions in Class C Shares, amounting to $2,099, $8,715 and $1,128 in the Insured, National and Limited Maturity Portfolios, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3,330 relating to transactions subject to front-end sales charge waivers in Class A in the National Portfolio and $37,656 relating to transactions subject to front-end sales charge waivers in Class D in the Limited Maturity Portfolio.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, MLFDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1998 were as follows:


                                     Purchases           Sales

Insured Portfolio                 $1,969,063,579     $2,062,234,332
National Portfolio                 2,033,619,686      2,061,926,106
Limited Maturity Portfolio           278,133,287        275,712,391


Net realized gains (losses) for the year ended June 30, 1998 and net unrealized gains as of June 30, 1998 were as follows:


                                       Realized        Unrealized
Insured Portfolio                   Gains (Losses)       Gains

Long-term investments             $   44,945,184     $  117,856,794
Financial futures contracts             (263,000)                --
                                  --------------     --------------
Total                             $   44,682,184     $  117,856,794
                                  ==============     ==============


Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


NOTES TO FINANCIAL STATEMENTS (continued)

                                     Realized          Unrealized
National Portfolio                Gains (Losses)         Gains

Long-term investments             $   40,503,705     $   88,158,316
Financial futures contracts           (1,392,675)                --
                                  --------------     --------------
Total                             $   39,111,030     $   88,158,316
                                  ==============     ==============


                                      Realized         Unrealized
Limited Maturity Portfolio              Gains            Gains

Long-term investments             $      385,950     $    2,409,291
Short-term investments                     9,464             43,826
                                  --------------     --------------
Total                             $      395,414     $    2,453,117
                                  ==============     ==============


As of June 30, 1998 net unrealized appreciation for Federal income tax purposes were as follows:


                            Gross            Gross            Net
                          Unrealized       Unrealized      Unrealized
                         Appreciation     Depreciation    Appreciation

Insured Portfolio        $119,356,368     $(1,662,428)    $117,693,940
National Portfolio         88,614,665        (752,961)      87,861,704
Limited Maturity
Portfolio                   2,547,651         (94,534)       2,453,117


The aggregate cost of investments at June 30, 1998 for Federal income tax purposes was $1,799,190,424 for the Insured Portfolio, $1,409,488,851 for the National Portfolio, and $430,338,328 for the Limited Maturity Portfolio.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the years ended June 30, 1998 and June 30, 1997 were $(160,344,787) and $(357,799,862), respectively, for the
Insured Portfolio; $(33,702,285) and $916,838, respectively, for the National Portfolio; and $(10,589,244) and $(86,916,618),
respectively, for the Limited Maturity Portfolio.

Transactions in capital shares for each class were as follows:


Insured Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            2,602,916     $   21,473,195
Shares issued to shareholders
in reinvestment of dividends
and distributions                      3,893,110         32,056,227
                                  --------------     --------------
Total issued                           6,496,026         53,529,422
Shares redeemed                      (18,381,072)      (151,209,859)
                                  --------------     --------------
Net decrease                         (11,885,046)    $  (97,680,437)
                                  ==============     ==============



Insured Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            4,575,281     $   36,693,201
Shares issued to shareholders
in reinvestment of dividends           4,476,285         35,809,346
                                  --------------     --------------
Total issued                           9,051,566         72,502,547
Shares redeemed                      (28,976,583)      (232,180,607)
                                  --------------     --------------
Net decrease                         (19,925,017)    $ (159,678,060)
                                  ==============     ==============



Insured Portfolio

Class B Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            4,428,347     $   36,455,981
Shares issued to shareholders
in reinvestment of dividends
and distributions                      1,474,207         12,130,689
                                  --------------     --------------
Total issued                           5,902,554         48,586,670
Automatic conversion of shares          (286,423)        (2,350,040)
Shares redeemed                      (14,644,280)      (120,322,635)
                                  --------------     --------------
Net decrease                          (9,028,149)    $  (74,086,005)
                                  ==============     ==============



Insured Portfolio

Class B Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            5,729,555     $   45,791,612
Shares issued to shareholders
in reinvestment of dividends           2,004,591         16,028,058
                                  --------------     --------------
Total issued                           7,734,146         61,819,670
Automatic conversion of shares          (654,971)        (5,237,060)
Shares redeemed                      (29,004,786)      (232,763,104)
                                  --------------     --------------
Net decrease                         (21,925,611)    $ (176,180,494)
                                  ==============     ==============



Insured Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                              600,875     $    4,950,738
Shares issued to shareholders -
in reinvestment of dividends
and distributions                         42,007            345,869
                                  --------------     --------------
Total issued                             642,882          5,296,607
Shares redeemed                         (348,588)        (2,863,946)
                                  --------------     --------------
Net increase                             294,294     $    2,432,661
                                  ==============     ==============



Insured Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                              742,610     $    5,954,624
Shares issued to shareholders
in reinvestment of dividends              65,517            524,081
                                  --------------     --------------
Total issued                             808,127          6,478,705
Shares redeemed                       (1,722,393)       (13,923,454)
                                  --------------     --------------
Net decrease                            (914,266)    $   (7,444,749)
                                  ==============     ==============



Insured Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                           23,577,522     $  193,830,379
Automatic conversion of shares           286,423          2,350,040
Shares issued to shareholders
in reinvestment of dividends
and distributions                        140,376          1,155,893
                                  --------------     --------------
Total issued                          24,004,321        197,336,312
Shares redeemed                      (22,861,619)      (188,347,318)
                                  --------------     --------------
Net increase                           1,142,702     $    8,988,994
                                  ==============     ==============



Insured Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                           12,779,520     $  101,973,172
Automatic conversion of shares           654,971          5,237,060
Shares issued to shareholders
in reinvestment of dividends             147,570          1,180,790
                                  --------------     --------------
Total issued                          13,582,061        108,391,022
Shares redeemed                      (15,359,300)      (122,887,581)
                                  --------------     --------------
Net decrease                          (1,777,239)    $  (14,496,559)
                                  ==============     ==============



National Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            4,266,519     $   45,187,344
Shares issued to shareholders
in reinvestment of dividends           2,527,972         26,788,694
                                  --------------     --------------
Total issued                           6,794,491         71,976,038
Shares redeemed                      (10,854,978)      (114,962,452)
                                  --------------     --------------
Net decrease                          (4,060,487)    $  (42,986,414)
                                  ==============     ==============



National Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            7,233,788     $   74,396,433
Shares issued to shareholders
in reinvestment of dividends           2,685,525         27,558,310
                                  --------------     --------------
Total issued                           9,919,313        101,954,743
Shares redeemed                      (12,395,672)      (127,128,438)
                                  --------------     --------------
Net decrease                          (2,476,359)    $  (25,173,695)
                                  ==============     ==============



National Portfolio

Class B Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            6,485,604     $   68,758,999
Shares issued to shareholders
in reinvestment of dividends             914,162          9,684,295
                                  --------------     --------------
Total issued                           7,399,766         78,443,294
Automatic conversion of shares          (244,397)        (2,584,813)
Shares redeemed                       (8,908,400)       (94,243,672)
                                  --------------     --------------
Net decrease                          (1,753,031)    $  (18,385,191)
                                  ==============     ==============



National Portfolio

Class B Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                           11,777,487     $  121,489,230
Shares issued to shareholders
in reinvestment of dividends             975,743         10,006,225
                                  --------------     --------------
Total issued                          12,753,230        131,495,455
Automatic conversion of shares          (495,542)        (5,075,762)
Shares redeemed                      (11,745,518)      (120,476,972)
                                  --------------     --------------
Net increase                             512,170     $    5,942,721
                                  ==============     ==============



National Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            2,076,332     $   21,976,496
Shares issued to shareholders
in reinvestment of dividends              81,934            868,569
                                  --------------     --------------
Total issued                           2,158,266         22,845,065
Shares redeemed                       (1,002,742)       (10,604,512)
                                  --------------     --------------
Net increase                           1,155,524     $   12,240,553
                                  ==============     ==============




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998


NOTES TO FINANCIAL STATEMENTS (continued)


National Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            2,182,254     $   22,508,694
Shares issued to shareholders
in reinvestment of dividends              56,394            579,121
                                  --------------     --------------
Total issued                           2,238,648         23,087,815
Shares redeemed                         (845,937)        (8,691,227)
                                  --------------     --------------
Net increase                           1,392,711     $   14,396,588
                                  ==============     ==============


National Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                           24,013,327     $  254,654,607
Automatic conversion of shares           244,216          2,584,813
Shares issued to shareholders
in reinvestment of dividends             157,029          1,665,789
                                  --------------     --------------
Total issued                          24,414,572        258,905,209
Shares redeemed                      (22,922,793)      (243,476,442)
                                  --------------     --------------
Net increase                           1,491,779     $   15,428,767
                                  ==============     ==============


National Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                           10,536,060     $  108,053,333
Automatic conversion of shares           495,032          5,075,762
Shares issued to shareholders
in reinvestment of dividends             114,893          1,179,969
                                  --------------     --------------
Total issued                          11,145,985        114,309,064
Shares redeemed                      (10,568,675)      (108,557,840)
                                  --------------     --------------
Net increase                             577,310     $    5,751,224
                                  ==============     ==============



Limited Maturity Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            1,637,467     $   16,313,195
Shares issued to shareholders
in reinvestment of dividends             689,267          6,863,420
Shares issued resulting from
reorganization                           610,766          6,117,207
                                  --------------     --------------
Total issued                           2,937,500         29,293,822
Shares redeemed                       (7,862,688)       (78,301,847)
                                  --------------     --------------
Net decrease                          (4,925,188)    $  (49,008,025)
                                  ==============     ==============



Limited Maturity Portfolio

Class A Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            2,507,909     $   24,924,435
Shares issued to shareholders
in reinvestment of dividends
and distributions                        920,017          9,134,741
                                  --------------     --------------
Total issued                           3,427,926         34,059,176
Shares redeemed                      (10,923,304)      (108,467,108)
                                  --------------     --------------
Net decrease                          (7,495,378)    $  (74,407,932)
                                  ==============     ==============



Limited Maturity Portfolio

Class B Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            2,835,507     $   28,244,737
Shares issued to shareholders
in reinvestment of dividends             110,626          1,101,933
                                  --------------     --------------
Total issued                           2,946,133         29,346,670
Automatic conversion of shares           (17,299)          (172,475)
Shares redeemed                       (3,905,076)       (38,899,023)
                                  --------------     --------------
Net decrease                            (976,242)    $   (9,724,828)
                                  ==============     ==============



Limited Maturity Portfolio
Class B Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            1,746,766     $   17,337,114
Shares issued to shareholders
in reinvestment of dividends
and distributions                        156,709          1,556,287
                                  --------------     --------------
Total issued                           1,903,475         18,893,401
Automatic conversion of shares           (11,559)          (114,986)
Shares redeemed                       (3,599,880)       (35,740,926)
                                  --------------     --------------
Net decrease                          (1,707,964)    $  (16,962,511)
                                  ==============     ==============



Limited Maturity Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                              212,120     $    2,106,982
Shares issued to shareholders
in reinvestment of dividends                 265              2,632
                                  --------------     --------------
Total issued                             212,385          2,109,614
Shares redeemed                         (214,575)        (2,131,347)
                                  --------------     --------------
Net decrease                              (2,190)    $      (21,733)
                                  ==============     ==============



Limited Maturity Portfolio

Class C Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                              125,730     $    1,243,007
Shares issued to shareholders
in reinvestment of dividends
and distributions                            526              5,211
                                  --------------     --------------
Total issued                             126,256          1,248,218
Shares redeemed                         (124,926)        (1,236,530)
                                  --------------     --------------
Net increase                               1,330     $       11,688
                                  ==============     ==============



Limited Maturity Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1998                     Shares           Amount

Shares sold                            6,883,210     $   68,670,633
Automatic conversion of shares            17,300            172,475
Shares issued to shareholders
in reinvestment of dividends              70,267            700,217
Shares issued resulting from
reorganization                         2,546,189         25,330,576
                                  --------------     --------------
Total issued                           9,516,966         94,873,901
Shares redeemed                       (4,689,176)       (46,708,559)
                                  --------------     --------------
Net increase                           4,827,790     $   48,165,342
                                  ==============     ==============



Limited Maturity Portfolio

Class D Shares for the Year                              Dollar
Ended June 30, 1997                     Shares           Amount

Shares sold                            3,468,693     $   34,441,741
Automatic conversion of shares            11,555            114,986
Shares issued to shareholders
in reinvestment of dividends
and distributions                         40,524            402,564
                                  --------------     --------------
Total issued                           3,520,772         34,959,291
Shares redeemed                       (3,072,180)       (30,517,154)
                                  --------------     --------------
Net increase                             448,592     $    4,442,137
                                  ==============     ==============



5. Capital Loss Carryforward:
At June 30, 1998, the Fund had a net capital loss carryforward as follows: Approximately $10,677,000 in the National Portfolio, all of which expires in 2004; and approximately $2,327,000 in the Limited Maturity Portfolio, of which $22,000 expires in 1999, $25,000 expires in 2002, and $2,280,000 expires in 2003. These amounts will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $2,413,650 has been reclassified to paid-in capital in excess of par.


6. Acquisition of Certain Funds Within Merrill Lynch
Multi-State Limited Maturity Municipal Series Trust:
On March 23, 1998, the Limited Maturity Portfolio acquired all of the net assets of the Massachusetts Limited Maturity, New Jersey Limited Maturity and Pennsylvania Limited Maturity Municipal Bond Funds of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of the following shares of beneficial interest:

                                            Shares Exchanged

Massachusetts Limited Maturity Fund                  404,924
New Jersey Limited Maturity Fund                     478,759
Pennsylvania Limited Maturity Fund                   387,051


In exchange for these shares, the Limited Maturity Portfolio issued 1,279,370 Common Stock shares. As of that date, net assets, including unrealized appreciation and accumulated net realized capital losses, of the acquired funds were as follows:


                                                      Accumulated
                             Net       Unrealized     Net Realized
                            Assets    Appreciation   Capital Losses

Massachusetts Limited
Maturity Fund           $ 4,063,274    $    62,583      $(207,449)
New Jersey Limited
Maturity Fund             4,793,799         10,214             --
Pennsylvania Limited
Maturity Fund             3,901,721         32,443             --


The aggregate net assets of the Limited Maturity Portfolio immediately after the acquisition amounted to $431,044,793.

On May 18, 1998, the Limited Maturity Portfolio acquired all of the net assets of the Arizona Limited Maturity, Michigan Limited Maturity and New York Limited Maturity Municipal Bond Funds of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust pursuant to a plan of reorganization. The acquisition was accomplished by a tax free exchange of the following shares of beneficial interest:

                                            Shares Exchanged

Arizona Limited Maturity Fund                        249,140
Michigan Limited Maturity Fund                       370,699
New York Limited Maturity Fund                     1,239,759




Merrill Lynch Municipal Bond Fund, Inc., June 30, 1998




NOTES TO FINANCIAL STATEMENTS (concluded)

In exchange for these shares, the Limited Maturity Portfolio issued 1,877,585 Common Stock shares. As of that date, net assets, including unrealized appreciation and accumulated net realized capital losses, of the acquired funds were as follows:

                                                      Accumulated
                           Net        Unrealized      Net Realized
                          Assets     Appreciation    Capital Losses

Arizona Limited
Maturity Fund         $ 2,475,303    $    14,779               --

Michigan Limited
Maturity Fund           3,706,888         40,101       $  (67,538)

New York Limited
Maturity Fund          12,506,798        102,520          (34,748)


The aggregate net assets of the Limited Maturity Portfolio immediately after the acquisition amounted to $417,572,109.


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Municipal Bond Fund, Inc.:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Insured, National and Limited Maturity Portfolios of Merrill Lynch Municipal Bond Fund, Inc. as of June 30, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Insured, National and Limited Maturity Portfolios of Merrill Lynch Municipal Bond Fund, Inc. as of June 30, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
August 14, 1998
</AUDIT-REPORT>



IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions declared daily by Merrill Lynch Municipal Bond Fund, Inc. during its taxable year ended June 30, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable income and capital gains distributions for each class of shares declared by the Insured Portfolio during the year.

                           Record      Payable      Ordinary     Short-Term      Long-Term
                            Date         Date        Income    Capital Gains   Capital Gains
Insured Portfolio         12/22/97     12/31/97     $.000328      $.010741       $.000534*

*Of this long-term capital gain distribution, 25.43% is subject to the 20% tax rate and 74.57% is subject to the 28% tax rate.

Additionally, there were no ordinary income or capital gains distributions declared by the Limited Maturity or National
Portfolios during the year.

Please retain this information for your records.